UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 01/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS Semi-Annual Report JANUARY 31, 2009 | (UNAUDITED)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

BlackRock MuniYield Insured Investment Fund (MFT)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

JANUARY 31, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses, including the nearly $800 billion economic stimulus plan signed into law just after period end.

The US economy appeared relatively resilient through the first few months of 2008, when rising food and energy prices fueled inflation fears. Mid-

summer ushered in dramatic changes — inflationary pressure subsided amid a plunge in commodity prices, while economic pressures intensified in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By year’s end, the National Bureau of Economic

Research affirmed that the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively early in the period, resumed that rate-cutting campaign in the fall, with the final reduction in December 2008 bring-

ing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections,

lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with the sentiment turning decisively negative toward period end. Declines were significant and broad-based, with little divergence among large- and small-cap stocks. Non-US stocks posted stronger results early on, but quickly lost ground as the credit crisis revealed itself to be global in scope and as the worldwide economic slowdown gathered pace. Overall, aggressive monetary and fiscal policy, combined with the defensiveness of the US, helped domestic equities notch better performance than their non-US counterparts.

In fixed income markets, risk aversion remained the popular theme, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, the municipal bond market was challenged by a dearth of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply, which sent prices lower and yields well above Treasuries. By period end, however, some positive momentum had returned to the municipal space.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of January 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(33.95)%	(38.63)%
Small cap US equities (Russell 2000 Index)	(37.38)	(36.84)
International equities (MSCI Europe, Australasia, Far East Index)	(40.75)	(43.74)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.96	10.64
Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	3.23	2.59
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.70	(0.16)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(19.07)	(19.72)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2009 BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ) (the “Fund”) seeks to provide shareholders with current income exempt from federal income tax and New Jersey personal income taxes by investing in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and New Jersey personal income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (7.46)% based on market price and (0.56)% based on net asset value (“NAV”). For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.16)% on a market price basis and (6.34)% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not New Jersey alone. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Fund performance was driven primarily by a rising yield (and correspondingly falling price) environment for intermediate and long-term municipals during the second half of
2008. Pre-refunded and escrowed issues were the best-performing municipal sectors for the period, and the Fund’s high allocation to these areas had a positive influence on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

	Symbol on New York Stock Exchange					MUJ
	Initial Offering Date				March 11, 1998
	Yield on Closing Market Price as of January 31, 2009 ($11.63)[1]					5.47%
	Tax Equivalent Yield[2]					8.42%
	Current Monthly Distribution per Common Share[3]					$0.053
	Current Annualized Distribution per Common Share[3]					$0.636
	Leverage as of January 31, 2009[4]					39%

	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed
	assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities.
	For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.
	The table below summarizes the changes in the Fund’s market price and NAV per share:

		1/31/09	7/31/08	Change	High	Low
	Market Price	$11.63	$12.93	(10.05)%	$13.20	$ 8.38
	Net Asset Value	$13.87	$14.35	(3.34)%	$14.69	$11.95

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/09	7/31/08
Transportation	27%	27%
Education	17	18
State	11	10
IDA/PCR/Resource Recovery	10	10
County/City/Special District/
School District	8	8
Hospitals/Healthcare	7	8
Housing	7	5
Lease Obligations	6	7
Special Tax	2	1
Utilities — Water & Sewer	4	4
Utilities — Electric & Gas	1	2

Credit Quality Allocations[5]

	1/31/09	7/31/08
AAA/Aaa	37%	43%
AA/Aa	36	36
A/A	19	14
BBB/Baa	8	6
Not Rated	—	1[6]

5 Using the higher of Standard & Poor’s (“S&P’s”) and Moody’s
Investors Service (“Moody’s”) ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2008 the market value of these securities was $1,972,106, represent-
ing 1% of the Fund’s long-term investments.

4 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Fund Summary as of January 31, 2009 BlackRock MuniYield Insured Investment Fund

Investment Objective

BlackRock MuniYield Insured Investment Fund (MFT) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-
term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes and which enables shares of the Fund to be exempt from Florida intangible personal property taxes.

Effective September 16, 2008, BlackRock MuniYield Florida Insured Fund was renamed BlackRock MuniYield Insured Investment Fund.

Performance

For the six months ended January 31, 2009, the Fund returned (7.54)% based on market price and (6.49)% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (4.58)% on a market price basis and (6.20)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation played an important role in determining how the Fund per-
formed during the reporting period. A significant overweight in pre-refunded bonds in the one- to five-year maturity range benefited Fund performance, as the yield curve steepened and these issues outperformed. Conversely, an overweight position in hospital bonds adversely affected results, as spread products underperformed as the economic downturn continued to add more stress on the fundamental credit quality of the sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

	Symbol on New York Stock Exchange	MFT
	Initial Offering Date	October 30, 1992
	Yield on Closing Market Price as of January 31, 2009 ($10.51)[1]	6.11%
	Tax Equivalent Yield[2]	9.40%
	Current Monthly Distribution per Common Share[3]	$0.0535
	Current Annualized Distribution per Common Share[3]	$0.6420
	Leverage as of January 31, 2009[4]	41%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low
Market Price	$10.51	$11.75	(10.55)%	$11.97	$ 6.70
Net Asset Value	$12.14	$13.42	(9.54)%	$13.68	$10.36

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/09	7/31/08
Transportation	25%	23%
Education	20	19
Hospitals/Healthcare	16	15
County/City/Special District/
School District	9	12
IDA/PCR/Resource Recovery	9	8
Utilities — Electric & Gas	6	5
Utilities — Irrigation, Resource
Recovery, Solid Waste & Other	6	6
Utilities — Water & Sewer	4	3
Housing	3	5
Special Tax	1	1
Lease Obligations	1	2
State	—	1

Credit Quality Allocations[5]
	1/31/09	7/31/08
AAA/Aaa	42%	41%
AA/Aa	37	41
A/A	16	12
BBB/Baa	3	1
Not Rated[6]	2	5

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2009 and July 31, 2008, the market value of these securities was $2,431,430, representing 1% and $8,223,585, representing
4%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT JANUARY 31, 2009 5

Fund Summary as of January 31, 2009 BlackRock MuniYield Michigan Insured Fund, Inc.

Investment Objective

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income tax and Michigan income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income tax and Michigan income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (11.04)% based on market price and (1.89)% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.16)% on a market price basis and (6.34)% on a
NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the
Lipper group comprises funds representing various states and not Michigan alone. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Fund performance was driven primarily by a rising yield (and cor-
respondingly falling price) environment for intermediate and long-term municipals during the second half of 2008. Pre-refunded and escrowed issues were the best-performing municipal sectors for the period, and the Fund’s high allocation to these areas had a positive influence on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	MIY
	Initial Offering Date	October 30, 1992
	Yield on Closing Market Price as of January 31, 2009 ($10.61)[1]	6.11%
	Tax Equivalent Yield[2]	9.40%
	Current Monthly Distribution per Common Share[3]	$0.054
	Current Annualized Distribution per Common Share[3]	$0.648
	Leverage as of January 31, 2009[4]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low
Market Price	$10.61	$12.30	(13.74)%	$12.43	$ 7.00
Net Asset Value	$13.47	$14.16	(4.87)%	$14.50	$11.89

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/09	7/31/08
County/City/Special District/
School District	24%	27%
Hospitals/Healthcare	14	13
Utilities — Water & Sewer	14	12
Transportation	12	12
Lease Obligations	10	8
IDA/PCR/Resource Recovery	8	7
Education	8	7
Utilities — Electric & Gas	6	6
Housing	2	2
State	1	2
Special Tax	1	1
Utilities — Irrigation, Resource
Recovery, Solid Waste & Other	—	3

Credit Quality Allocations[5]
	1/31/09	7/31/08
AAA/Aaa	31%	35%
AA/Aa	42	47
A/A	24	15
BBB/Baa	2	3
NR	1	—
[5] Using the higher of S&P’s or Moody’s ratings.

6 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Fund Summary as of January 31, 2009 BlackRock MuniYield New Jersey Insured Fund, Inc.

Investment Objective

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income tax and New Jersey personal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income tax and New Jersey personal income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (9.48)% based on market price and (3.14)% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.16)% on a market price basis and
(6.34)% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not New Jersey alone. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Fund performance was driven primarily by a rising yield (and correspondingly falling price) environment for intermediate and long-term municipals during the second half of 2008.
Pre-refunded and escrowed issues were the best-performing municipal sectors for the period, and the Fund’s allocation to these areas had a positive influence on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	MJI
	Initial Offering Date	October 30, 1992
	Yield on Closing Market Price as of January 31, 2009 ($11.24)[1]	5.77%
	Tax Equivalent Yield[2]	8.88%
	Current Monthly Distribution per Common Share[3]	$0.054
	Current Annualized Distribution per Common Share[3]	$0.648
	Leverage as of January 31, 2009[4]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low
Market Price	$11.24	$12.81	(12.26)%	$13.02	$ 7.19
Net Asset Value	$13.36	$14.23	(6.11)%	$14.58	$11.39

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/09	7/31/08
Transportation	20%	18%
Education	16	15
IDA/PCR/Resource Recovery	14	14
Utilities — Water & Sewer	9	10
State	9	8
Housing	8	9
County/City/Special District/
School District	8	8
Hospitals/Healthcare	8	10
Lease Obligations	6	5
Utilities — Electric & Gas	2	3

Credit Quality Allocations[5]
	1/31/09	7/31/08
AAA/Aaa	31%	33%
AA/Aa	37	46
A/A	26	11
BBB/Baa	4	4
Not Rated[6]	2	6

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2009 and July 31, 2008, the market value of these securities was $4,305,850, representing 2% and $12,649,795, represent-
ing 6%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

7

Fund Summary as of January 31, 2009 BlackRock MuniYield Pennsylvania Insured Fund

Investment Objective

BlackRock MuniYield Pennsylvania Insured Fund (MPA) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from fed-
eral and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal and Pennsylvania income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (7.30)% based on market price and (2.63)% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.16)% on a market price basis and (6.34)%
on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Recent Fund performance, based on net expenses, has been positively affected by its defensive posture during the period. Exposure to the intermediate portion of the municipal yield curve benefited performance as the curve steep-
ened to wider ranges. An emphasis on higher credit quality bonds also aided results as credit spread widening peaked during the period. All hedges were eliminated during the period as correlation to the municipal cash market broke down. Positions in lower-rated issues and issues subject to the alternative minimum tax hindered performance. The Fund maintained a mean distribution rate and was underweight duration relative to its Lipper peers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	MPA
	Initial Offering Date	October 30, 1992
	Yield on Closing Market Price as of January 31, 2009 ($11.18)[1]	5.69%
	Tax Equivalent Yield[2]	8.75%
	Current Monthly Distribution per Common Share[3]	$0.053
	Current Annualized Distribution per Common Share[3]	$0.636
	Leverage as of January 31, 2009[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low
Market Price	$11.18	$12.43	(10.06)%	$12.61	$ 7.09
Net Asset Value	$13.51	$14.30	(5.52)%	$14.66	$11.00

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/09	7/31/08
County/City/Special District/
School District	32%	33%
Education	24	22
Transportation	14	12
IDA/PCR/Resource Recovery	14	15
Hospitals/Healthcare	6	7
Housing	4	3
Utilities — Water & Sewer	3	4
Utilities — Electric & Gas	3	4

Credit Quality Allocations[5]
	1/31/09	7/31/08
AAA/Aaa	42%	48%
AA/Aa	50	35
A/A	8	14
BBB/Baa	—	3

[5] Using the higher of S&P’s or Moody’s ratings.

8 SEMI-ANNUAL REPORT

JANUARY 31, 2009

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of its Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, certain Funds issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the
Fund’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Fund’s Common Shares capitaliza-
tion is $100 million and it issues Preferred Shares for an additional
$50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are
3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of
Preferred Shares based on the lower short-term interest rates. At the same time, the Fund’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred
Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in rela-
tion to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

Certain Funds may also, from time to time, leverage its assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the
Notes to Financial Statements. TOB investments generally will provide the

Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect the Funds’ NAV per share.

The use of leverage may enhance opportunities for increased returns to the
Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will gen-
erally cause greater changes in a Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to shareholders will be reduced. The Funds may be required to sell portfolio securities at inopportune times or below fair mar-
ket values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit the Funds’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Fund.
The Funds will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of its total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2009, the Funds had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
BlackRock MuniHoldings New Jersey Insured Fund, Inc	39%
BlackRock MuniYield Insured Investment Fund	41%
BlackRock MuniYield Michigan Insured Fund, Inc	40%
BlackRock MuniYield New Jersey Insured Fund, Inc	38%
BlackRock MuniYield Pennsylvania Insured Fund	36%

Derivative Instruments

The Funds may invest in various derivative instruments, including swaps and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the deriva-
tive instrument. The Funds’ ability to successfully use a derivative instru-

ment depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instru-
ments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that they might otherwise sell. The Funds’
investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

9

Schedule of Investments January 31, 2009 (Unaudited)			BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
New Jersey — 145.1%			New Jersey (continued)
County/City/Special District/School District — 12.9%			Education (concluded)
Essex County, New Jersey, Improvement Authority			New Jersey State Educational Facilities Authority,
Revenue Bonds, Series A, 5%, 10/01/13 (b)(e)	$ 4,400	$ 5,091,900	Revenue Refunding Bonds:
Hopatcong, New Jersey, GO, Sewer Refunding Bonds,			(College of New Jersey), Series D,
4.50%, 8/01/33 (a)	2,690	2,439,104	5%, 7/01/35 (c)	$ 9,540	$ 9,347,769
Jersey City, New Jersey, GO, Series B,			(Montclair State University), Series J,
5.25%, 9/01/11 (b)(c)	1,000	1,125,780	4.25%, 7/01/30 (d)	3,775	3,118,943
Lafayette Yard, New Jersey, Community Development			(Montclair State University), Series L,
Revenue Bonds (Hotel/Conference Center Project-			5%, 7/01/14 (b)(d)	7,510	8,770,854
Trenton), 6%, 4/01/10 (b)(d)	5,250	5,610,727	(Ramapo College), Series I, 4.25%, 7/01/31 (a)	1,250	1,032,213
Middlesex County, New Jersey, Improvement Authority			(Ramapo College), Series I, 4.25%, 7/01/36 (a)	900	716,256
Revenue Bonds (Senior Citizens Housing Project),			(Rowan University), Series C,
AMT, 5.50%, 9/01/30 (a)	500	435,080	5.25%, 7/01/11 (b)(e)	790	876,354
Monmouth County, New Jersey, Improvement Authority,			(Rowan University), Series C, 5.25%, 7/01/17 (e)	2,135	2,277,234
Governmental Loan Revenue Refunding Bonds (a):			(Rowan University), Series C, 5.25%, 7/01/18 (e)	2,535	2,697,113
5.35%, 12/01/10 (b)	695	752,421	(Rowan University), Series C, 5.25%, 7/01/19 (e)	2,370	2,499,592
5.375%, 12/01/10 (b)	535	579,448	New Jersey State Educational Facilities Authority,
5.35%, 12/01/17	845	885,408	(Stevens Institute of Technology), Series A:
5.375%, 12/01/18	935	980,226	5%, 7/01/27	2,800	2,141,468
Perth Amboy, New Jersey, GO (Convertible CABS),			5%, 7/01/34	900	635,958
Refunding, 5.711%, 7/01/37 (c)(f)	1,470	1,098,707	North Bergen Township, New Jersey, Board of Education,
Salem County, New Jersey, Improvement Authority			COP (b)(c):
Revenue Bonds (Finlaw State Office Building Project),			6%, 12/15/10	1,000	1,106,060
5.375%, 8/15/28 (c)	500	516,050	6.25%, 12/15/10	1,580	1,754,906
Trenton, New Jersey, Parking Authority, Parking Revenue			Paterson, New Jersey, Public School District, COP (b)(d):
Bonds, 6.10%, 4/01/10 (b)(e)	8,650	9,209,828	6.125%, 11/01/09	1,980	2,083,693
West Deptford Township, New Jersey, GO,			6.25%, 11/01/09	2,000	2,106,620
5.625%, 9/01/10 (b)(e)	8,580	9,242,290	University of Medicine and Dentistry of New Jersey, COP,
		37,966,969	5%, 6/15/29 (d)	2,000	1,661,720
			University of Medicine and Dentistry of New Jersey,
Education — 27.9%			Revenue Bonds, Series A, 5.50%, 12/01/27 (a)	4,740	4,310,177
New Jersey EDA, Lease Revenue Bonds (University of
Medicine and Dentistry-International Center for					82,393,729
Public Health Project), 6%, 6/01/32 (a)	5,000	4,276,100	Hospitals/Healthcare — 10.6%
New Jersey State Educational Facilities Authority, Higher			New Jersey Health Care Facilities Financing Authority,
Education, Capital Improvement Revenue Bonds,			Department of Human Services Revenue Bonds
Series A, 5.125%, 9/01/12 (a)(b)	7,500	8,507,550	(Greystone Park Psychiatric Hospital Project),
New Jersey State Educational Facilities Authority			5%, 9/15/23 (a)	10,775	10,555,513
Revenue Bonds:			New Jersey Health Care Facilities Financing Authority
(Capital Improvement Fund), Series A,			Revenue Bonds:
5.75%, 9/01/10 (b)(c)	9,420	10,165,687	(Society of the Valley Hospital),
(Montclair State University), Series A,			5.375%, 7/01/25 (a)	2,820	2,362,201
5%, 7/01/21 (a)	1,200	1,262,964	(Somerset Medical Center), 5.50%, 7/01/33	2,135	1,076,744
(Montclair State University), Series A,			(South Jersey Hospital System), 6%, 7/01/12 (b)	5,440	6,258,829
5%, 7/01/22 (a)	2,880	2,991,974
(Rowan University), Series C, 5%, 7/01/14 (b)(d)	3,260	3,807,321
(Rowan University), Series C,
5.125%, 7/01/14 (b)(d)	3,615	4,245,203

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
Schedules of Investments, the names and descriptions	CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
of many of the securities have been abbreviated	COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
according to the list on the right.	DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family
	EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
	EDR	Economic Development Revenue Bonds	S/F	Single Family
	GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
	HDA	Housing Development Authority
See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Schedule of Investments (continued)			BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
New Jersey (continued)			New Jersey (continued)
Hospitals/Healthcare (concluded)			Lease Obligations — 9.5%
New Jersey Health Care Facilities Financing Authority,			Camden County, New Jersey, Improvement Authority,
Revenue Refunding Bonds:			Lease Revenue Bonds, 5.50%, 9/01/10 (b)(c)	$ 1,540	$ 1,655,854
(AHS Hospital Corporation), Series A,			Carteret, New Jersey, Board of Education, COP,
6%, 7/01/13 (a)(h)	$ 4,000	$ 4,721,760	6%, 1/15/10 (b)(d)	430	456,871
(Atlantic City Medical Center), 5.75%, 7/01/12 (b)	1,525	1,724,424	East Orange, New Jersey, Board of Education, COP,
(Atlantic City Medical Center), 6.25%, 7/01/12 (b)	530	608,058	5.50%, 8/01/12 (c)	7,895	8,485,151
(Atlantic City Medical Center), 6.25%, 7/01/17	925	958,244	Essex County, New Jersey, Improvement Authority,
(Atlantic City Medical Center), 5.75%, 7/01/25	1,975	1,927,797	Lease Revenue Bonds (Correctional Facility Project),
(Meridian Health System Obligation Group),			6%, 10/01/10 (b)(e)	4,000	4,339,320
5.375%, 7/01/24 (c)	1,000	978,430	Middlesex County, New Jersey, COP,
		31,172,000	5.25%, 6/15/23 (d)	1,550	1,557,858
			Middlesex County, New Jersey, COP, Refunding,
Housing — 3.5%
			5.50%, 8/01/16 (d)	1,375	1,481,109
New Jersey State Housing and Mortgage Finance
			New Jersey EDA, State Lease Revenue Bonds (State
Agency, Home Buyer Revenue Bonds, AMT,
			Office Buildings Projects) (a)(b):
Series U (d):
			6%, 6/15/10	3,000	3,220,530
5.60%, 10/01/12	700	706,069
			6.25%, 6/15/10	4,620	4,975,417
5.65%, 10/01/13	2,075	2,092,845
			North Bergen Township, New Jersey, Board of
5.75%, 4/01/18	2,325	2,338,299
5.85%, 4/01/29	610	595,976	Education, COP, 6.25%, 12/15/10 (b)(c)	1,680	1,865,976
New Jersey State Housing and Mortgage Finance					28,038,086
Agency Revenue Bonds, DRIVERS, Series 2619,			Special Tax — 2.8%
6.904%, 11/01/13 (c)(i)	4	3,395	Garden State Preservation Trust of New Jersey, Open
New Jersey State Housing and Mortgage Finance			Space and Farmland Preservation, Revenue
Agency Revenue Bonds, Series AA, 6.50%, 10/01/38	3,370	3,555,148	Refunding Bonds, Series C, 5.25%, 11/01/20 (c)	5,000	5,889,750
New Jersey State Housing and Mortgage Finance			New Jersey Sports and Exposition Authority, State
Agency, S/F Housing Revenue Refunding Bonds, AMT,			Contract Revenue Bonds, Series A, 6%, 3/01/13 (d)	2,400	2,511,432
Series T, 4.70%, 10/01/37	800	622,344
Newark, New Jersey, Housing Authority, Port Authority-					8,401,182
Port Newark Marine Terminal, Additional Rent-Backed			State — 14.6%
Revenue Refunding Bonds (City of Newark			Garden State Preservation Trust of New Jersey, Capital
Redevelopment Projects), 4.375%, 1/01/37 (d)	620	488,424	Appreciation Revenue Bonds, Series B (c)(g):
		10,402,500	5.114%, 11/01/23	9,000	4,447,800
			5.195%, 11/01/25	10,000	4,273,200
IDA/PCR/Resource Recovery — 16.6%			Garden State Preservation Trust of New Jersey, Open
New Jersey EDA, Cigarette Tax Revenue Bonds:			Space and Farmland Preservation Revenue Bonds,
5.625%, 6/15/19	2,700	2,292,354	Series A (c):
5.75%, 6/15/29 (j)	2,000	1,488,380	5.80%, 11/01/21	1,960	2,229,598
5.50%, 6/15/31 (j)	585	415,467	5.80%, 11/01/23	2,730	3,025,195
5.75%, 6/15/34 (j)	1,180	849,942	Garden State Preservation Trust of New Jersey,
New Jersey EDA, Motor Vehicle Surcharge Revenue			Open Space and Farmland Preservation, Revenue
Bonds, Series A (d):
			Refunding Bonds, Series C, 5.25%, 11/01/21 (c)	7,705	8,963,766
5.25%, 7/01/26	7,500	7,474,200
			New Jersey Sports and Exposition Authority, Luxury Tax
5.25%, 7/01/33	11,105	10,394,502
			Revenue Refunding Bonds (Convention Center) (d):
5%, 7/01/34	2,000	1,795,860
			5.50%, 3/01/21	5,890	6,416,978
New Jersey EDA, School Facilities Construction
			5.50%, 3/01/22	3,000	3,217,290
Revenue Bonds:
			Perth Amboy, New Jersey, GO (Convertible CABS),
Series L, 5%, 3/01/30 (c)	9,000	8,593,290
			Refunding (c)(f):
Series O, 5.25%, 3/01/23	4,420	4,507,339
			5.225%, 7/01/32	4,605	3,533,877
Series U, 5%, 9/01/37 (a)	2,500	2,209,650
Series Z, 6%, 12/15/34 (k)	2,800	2,922,724	5.22%, 7/01/33	1,395	1,061,525
New Jersey EDA, School Facilities Construction,			Tobacco Settlement Financing Corporation of
Revenue Refunding Bonds, Series N-1,			New Jersey, Asset-Backed Revenue Bonds,
5.50%, 9/01/27 (d)(e)	1,000	1,009,240	7%, 6/01/13 (b)	4,755	5,792,874
New Jersey EDA, Solid Waste Disposal Facilities					42,962,103
Revenue Bonds (Waste Management Inc.), AMT,
Series A, 5.30%, 6/01/15	2,500	2,168,925
New Jersey EDA, State Lease Revenue Bonds,
(Liberty State Park Project), Series C, 5%, 3/01/22 (c)	2,670	2,806,250
		48,928,123

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 11

Schedule of Investments (continued)			BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New Jersey (continued)			New Jersey (concluded)
Transportation — 42.9%			Utilities — Water & Sewer — 3.8%
Delaware River Port Authority of Pennsylvania and			Atlantic Highlands, New Jersey, Highland Regional
New Jersey Revenue Bonds (c):			Sewer Authority, Sewer Revenue Refunding Bonds,
5.50%, 1/01/12	$ 5,000	$ 5,148,350	5.50%, 1/01/20 (d)(e)	$ 1,875	$ 1,973,700
5.625%, 1/01/13	6,000	6,175,320	New Jersey EDA, Water Facilities Revenue Bonds
5.75%, 1/01/15	500	513,190	(New Jersey-American Water Company, Inc. Project),
6%, 1/01/18	4,865	4,972,614	AMT, Series A, 5.25%, 11/01/32 (a)	3,000	2,387,250
6%, 1/01/19	5,525	5,634,616	North Hudson Sewage Authority, New Jersey, Sewer
Delaware River Port Authority of Pennsylvania and			Revenue Refunding Bonds, 5.125%, 8/01/20 (d)	4,335	4,663,810
New Jersey Revenue Bonds (Port District Project),			Rahway Valley Sewerage Authority, New Jersey,
Series B, 5.625%, 1/01/26 (c)	2,425	2,405,285	Sewer Revenue Bonds, CABS, Series A,
Hudson County, New Jersey, Improvement Authority,			4.788%, 9/01/28 (d)(g)	6,600	2,081,310
Parking Revenue Bonds (Harrison Parking Facility					11,106,070
Project), Series C, 5.375%, 1/01/44 (k)	3,600	3,571,200
Morristown, New Jersey, Parking Authority Revenue			Total Municipal Bonds in New Jersey — 145.1%		427,700,928
Bonds (d):
5%, 8/01/30	1,830	1,792,229	Puerto Rico — 9.7%
5%, 8/01/33	3,000	2,905,290
New Jersey State Transit Corporation, COP			Hospitals/Healthcare — 1.2%
(Federal Transit Administration Grants), Series A,			Puerto Rico Industrial, Tourist, Educational, Medical and
6.125%, 9/15/09 (a)(b)	2,500	2,581,200	Environmental Control Facilities Revenue Bonds, Series A:
New Jersey State Transportation Trust Fund Authority,			(Hospital Auxilio Mutuo Obligation Group),
Transportation System Revenue Bonds:			6.25%, 7/01/24 (d)	1,780	1,709,370
Series A, 6%, 6/15/10 (b)	7,500	8,051,325	(Hospital de la Concepcion),
Series A, 5.625%, 12/15/28 (k)	2,000	2,077,400	6.50%, 11/15/20	1,750	1,802,448
Series A, 5%, 12/15/32 (a)	1,425	1,330,836			3,511,818
Series C, 5.50%, 6/15/13	1,030	1,204,770
Series C, 4.712%, 12/15/32 (c)(g)	4,050	991,035	Housing — 2.1%
Series C, 5.049%, 12/15/35 (a)(g)	1,400	237,706	Puerto Rico Housing Financing Authority, Capital
Series C, 5.049%, 12/15/36 (a)(g)	5,500	871,860	Funding Program, Subordinate Revenue Refunding
Series D, 5%, 6/15/19 (c)	7,800	8,402,940	Bonds, 5.125%, 12/01/27	6,285	6,169,167
New Jersey State Transportation Trust Fund Authority,			Lease Obligations — 0.7%
Transportation System Revenue Refunding Bonds:			Puerto Rico Public Buildings Authority, Government
Series A, 5.25%, 12/15/20 (c)	10,750	12,233,608	Facilities Revenue Refunding Bonds, Series M-3,
Series B, 5.50%, 12/15/21 (d)	9,165	10,075,359	6%, 7/01/27 (d)(l)	2,125	2,003,025
New Jersey State Turnpike Authority, Turnpike Revenue			Transportation — 1.7%
Bonds, Series B, 5.926%, 1/01/35 (a)(g)	7,615	4,978,535	Puerto Rico Commonwealth Highway and Transportation
New Jersey State Turnpike Authority, Turnpike Revenue			Authority, Highway Revenue Refunding Bonds,
Refunding Bonds, Series C (d):			Series CC, 5.50%, 7/01/31 (k)	5,000	5,044,800
6.50%, 1/01/16 (h)	4,610	5,473,272
6.50%, 1/01/16	910	1,124,951	Utilities — Electric & Gas — 1.9%
Port Authority of New York and New Jersey, Consolidated			Puerto Rico Electric Power Authority, Power
Revenue Refunding Bonds, AMT, 152nd Series:			Revenue Bonds:
5.75%, 11/01/30	5,175	4,957,857	Series HH, 5.25%, 7/01/10 (b)(c)	2,000	2,149,880
5.25%, 11/01/35	6,000	5,224,440	Series RR, 5%, 7/01/28 (m)	4,100	3,352,611
Port Authority of New York and New Jersey, Special					5,502,491
Obligation Revenue Bonds (JFK International Air			Utilities — Water & Sewer — 2.1%
Terminal LLC), AMT, Series 6 (d):			Puerto Rico Commonwealth Aqueduct and Sewer
6.25%, 12/01/11	13,500	13,625,010	Authority, Senior Lien Revenue Bonds, Series A,
6.25%, 12/01/15	1,500	1,431,540	5.125%, 7/01/47 (k)	6,870	5,692,963
5.75%, 12/01/25	3,000	2,294,460	Puerto Rico Commonwealth Infrastructure Financing
South Jersey Port Corporation of New Jersey, Revenue			Authority, Special Tax and Capital Appreciation
Refunding Bonds:			Revenue Bonds, Series A, 4.353%, 7/01/37 (a)(g)	4,000	466,600
4.50%, 1/01/15	3,750	4,008,038
4.50%, 1/01/16	1,920	2,035,930			6,159,563
		126,330,166	Total Municipal Bonds in Puerto Rico — 9.7%		28,390,864
			Total Municipal Bonds — 154.8%		456,091,792

See Notes to Financial Statements. 12 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (concluded) BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (n)	(000)	Value

New Jersey — 8.8%
Housing — 5.3%
New Jersey State Housing and Mortgage Finance
Agency, Capital Fund Program Revenue Bonds,
Series A (c):
4.70%, 11/01/25	$ 4,790	$ 4,850,641
5%, 5/01/27	11,225	10,762,879
		15,613,520
State — 3.5%
Garden State Preservation Trust of New Jersey, Open
Space and Farmland Preservation Revenue Bonds,
Series A, 5.75%, 11/01/28 (c)	9,160	10,375,440
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 8.8%		25,988,960
Total Long-Term Investments
(Cost — $484,682,250) — 163.6%	482,080,752

Short-Term Securities	Shares
Money Market Funds — 0.1%
CMA New Jersey Municipal Money Fund, 0.22% (o)(p)	310,880	310,880
Total Short-Term Securities
(Cost — $310,880) — 0.1%		310,880
Total Investments (Cost — $484,993,130*) — 163.7%	482,391,632
Other Assets Less Liabilities — 1.4%		3,974,508
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (5.1)%		(14,928,615)
Preferred Shares, at Redemption Value — (60.0)%	(176,716,565)
Net Assets Applicable to Common Shares — 100.0%	$294,720,960

* The cost and unrealized appreciation (depreciation) of investments as of
	January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$471,344,025
Gross unrealized appreciation	$ 18,254,480
Gross unrealized depreciation		(22,031,873)
Net unrealized depreciation	$ (3,777,393)

(a) AMBAC Insured.
(b)	US government securities, held in escrow, are used to pay interest on this
	security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) FSA Insured.
(d) MBIA Insured.
(e) FGIC Insured.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period
	and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Security is collateralized by Municipal or US Treasury Obligations.

(i)	Variable rate security. Rate shown is as of report date.
(j)	Radian Insured.
(k)	Assured Guaranty Insured.
(l)	Commonwealth Guaranteed.
(m) CIFG Insured.
(n)	Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income
	CMA New Jersey Municipal Money Fund	(9,440,026)	$59,996

(p)	Represents the current yield as of report date.

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 310,880
Level 2	482,080,752
Level 3	—
Total	$ 482,391,632

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 13

Schedule of Investments January 31, 2009 (Unaudited)			BlackRock MuniYield Insured Investment Fund (MFT)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

District of Columbia — 0.8%			Florida (continued)
Utilities — Water & Sewer — 0.8%			Hospitals/Healthcare (concluded)
District of Columbia, Water and Sewer Authority, Public			Jacksonville, Florida, Health Facilities Authority, Hospital
Utility Revenue Refunding Bonds, Senior Lien,			Revenue Bonds (Baptist Medical Center Project),
Series A, 6%, 10/01/35	$ 750	$ 784,635	5%, 8/15/37 (c)	$ 2,875	$ 2,519,794
			Lee Memorial Health System, Florida, Hospital Revenue
			Bonds, Series A, 5%, 4/01/32 (a)	2,000	1,466,360
Florida — 122.6%			Orange County, Florida, Health Facilities Authority,
County/City/Special District/School/District — 9.2%			Hospital Revenue Bonds (Orlando Regional
Lee County, Florida, Capital Revenue Bonds,			Healthcare), 6%, 12/01/12 (e)	1,835	2,137,940
5.25%, 10/01/23 (a)	2,285	2,353,024	Orange County, Florida, Health Facilities Authority,
Leesburg, Florida, Capital Improvement Revenue			Hospital Revenue Refunding Bonds (Orlando
Bonds, 5.25%, 10/01/34 (d)(f)	1,000	930,720	Regional Healthcare), Series B, 5.25%, 12/01/29 (c)	1,450	1,342,599
Miami-Dade County, Florida, Special Obligation			South Lake County, Florida, Hospital District Revenue
Revenue Bonds, Sub-Series A (f)(g):			Bonds (South Lake Hospital Inc.), 5.80%, 10/01/34	1,000	800,780
5.184%, 10/01/31	4,375	893,813			8,966,983
5.20%, 10/01/33	5,735	1,002,593	Housing — 2.5%
Orange County, Florida, Sales Tax Revenue Refunding			Florida HFA, Housing Revenue Bonds (Brittany
Bonds, Series A, 5.125%, 1/01/23 (d)(f)	1,000	1,012,510	Rosemont Apartments), AMT, Series C-1,
Palm Beach County, Florida, Criminal Justice Facilities			6.75%, 8/01/14 (a)	845	846,352
Revenue Bonds, 7.20%, 6/01/15 (d)(f)	1,500	1,876,920	Florida Housing Finance Corporation, Homeowner
Saint Johns County, Florida, Sales Tax Revenue Bonds,			Mortgage Revenue Bonds, AMT, Series 11,
Series A, 5.25%, 10/01/31 (a)	1,400	1,349,586	5.95%, 1/01/32 (c)	1,520	1,479,173
		9,419,166	Florida Housing Finance Corporation, Homeowner
Education — 31.5%			Mortgage Revenue Refunding Bonds, AMT, Series 4,
Alachua County, Florida, School Board, COP,			6.25%, 7/01/22 (c)	265	273,757
5.25%, 7/01/29 (a)	1,300	1,171,898			2,599,282
Broward County, Florida, Educational Facilities Authority			IDA/PCR/Resource Recovery — 13.2%
Revenue Bonds (Nova Southeastern University),			Hillsborough County, Florida, IDA, PCR, Refunding
5%, 4/01/31 (b)	1,720	1,620,962	(Tampa Electric Company Project), Series B,
Broward County, Florida, School Board, COP, Series A,			5.15%, 9/01/25	500	494,620
5.25%, 7/01/33 (c)	2,000	1,889,580	Jacksonville, Florida, Economic Development
Florida State Board of Education, Lottery Revenue			Commission, IDR (Metropolitan Parking Solutions
Bonds, Series A, 6%, 7/01/10 (d)(e)	6,190	6,710,084	Project), AMT, 5.50%, 10/01/30 (h)	1,140	808,089
Hillsborough County, Florida, School Board, COP,			Miami-Dade County, Florida, IDA, IDR (BAC Funding
5%, 7/01/29 (f)	1,000	921,790	Corporation Project), Series A, 5.375%, 10/01/30 (a)	1,655	1,645,434
Miami-Dade County, Florida, School Board, COP,			Miami-Dade County, Florida, Solid Waste System
Refunding, Series B, 5.25%, 5/01/30 (b)	1,415	1,362,277	Revenue Bonds, 5.25%, 10/01/30 (f)	1,865	1,810,840
Orange County, Florida, Educational Facilities Authority,			Orange County, Florida, Tourist Development, Tax
Educational Facilities Revenue Refunding Bonds			Revenue Refunding Bonds, 5%, 10/01/29 (a)	2,190	1,946,603
(Rollins College Project), 5.50%, 12/01/32 (a)	4,765	4,545,762	Orlando, Florida, Senior Tourist Development Tax
Palm Beach County, Florida, School Board, COP:			Revenue Bonds (6th Cent Contract Payments),
Refunding, Series D, 5.25%, 8/01/21 (c)	2,000	2,072,360	Series A, 5.25%, 11/01/38 (b)	2,000	1,866,160
Series A, 6%, 8/01/10 (d)(e)	5,000	5,430,350	Osceola County, Florida, Tourist Development Tax
Series A, 5%, 8/01/31 (c)	1,300	1,197,781	Revenue Bonds, Series A, 5.50%, 10/01/27 (d)(f)	1,100	1,067,451
Santa Rosa County, Florida, School Board, COP,			Village Center Community Development District,
Refunding, Series 2, 5.25%, 2/01/26 (d)(f)	2,000	1,880,020	Florida, Recreational Revenue Bonds, Series A (f):
University of Central Florida Athletics Association Inc.,			5.375%, 11/01/34	1,640	1,417,944
COP, Series A, 5.25%, 10/01/34 (d)(f)	2,280	1,717,798	5.125%, 11/01/36	1,000	824,200
University of Central Florida, COP (UCF Convocation			Volusia County, Florida, IDA, Student Housing Revenue
Center), Series A, 5%, 10/01/35 (d)(f)	2,795	1,774,937	Bonds (Stetson University Project), Series A (i):
		32,295,599	5%, 6/01/25	1,000	853,000
Hospitals/Healthcare — 8.7%			5%, 6/01/35	1,000	753,140
Jacksonville, Florida, Economic Development					13,487,481
Commission, Health Care Facilities Revenue
Bonds (Mayo Clinic-Jacksonville), Series B,
5.50%, 11/15/36 (f)	750	699,510

See Notes to Financial Statements. 14 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (continued)			BlackRock MuniYield Insured Investment Fund (MFT)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Florida (continued)			Florida (concluded)
Special Tax — 1.4%			Utilities — Irrigation, Resource Recovery, Solid Waste
Jacksonville, Florida, Guaranteed Entitlement			& Other — 9.2%
Revenue Refunding and Improvement Bonds,			Boynton Beach, Florida, Utility System Revenue
5.25%, 10/01/32 (d)(f)	$ 1,455	$ 1,412,674	Refunding Bonds, 6.25%, 11/01/20 (d)(j)	$ 700	$ 869,155
Transportation — 35.1%			Emerald Coast, Florida, Utilities Authority, System
Deltona, Florida, Transportation Capital Improvement			Revenue Bonds, 5.25%, 1/01/36 (d)(f)	1,000	897,950
Revenue Bonds, 5.125%, 10/01/26 (f)	1,000	940,650	Saint Johns County, Florida, Ponte Vedra Utility System
Florida State Turnpike Authority, Turnpike Revenue			Revenue Bonds, 5%, 10/01/31 (c):	2,425	2,262,840
Bonds (Department of Transportation), Series B,			Village Center Community Development District, Florida,
5%, 7/01/30	1,860	1,777,509	Utility Revenue Bonds (f):
Hillsborough County, Florida, Aviation Authority Revenue			5.25%, 10/01/23	2,585	2,634,244
Bonds, AMT, Series A, 5.50%, 10/01/38 (b)	2,505	2,128,073	5.125%, 10/01/28	3,030	2,719,546
Hillsborough County, Florida, Aviation Authority,					9,383,735
Revenue Refunding Bonds, AMT, Series C,			Utilities — Water & Sewer — 4.4%
5.75%, 10/01/26 (b)	1,000	942,790	Florida State Governmental Utility Authority,
Jacksonville, Florida, Port Authority Revenue Bonds,			Utility Revenue Bonds (Lehigh Utility System),
AMT, 6%, 11/01/38 (b)	2,550	2,329,910	5.125%, 10/01/33 (a)	1,000	931,760
Jacksonville, Florida, Port Authority, Seaport Revenue			Miami Beach, Florida, Water and Sewer Revenue
Bonds, AMT, 5.625%, 11/01/26 (f)	1,225	1,082,361	Bonds, 5.75%, 9/01/25 (a)	2,000	2,064,860
Lee County, Florida, Airport Revenue Bonds, AMT,			Panama City, Florida, Water and Sewer Revenue Bonds,
Series A, 6%, 10/01/29 (c)	1,000	923,220	Series B, 5.25%, 10/01/22 (f)	1,500	1,562,505
Miami-Dade County, Florida, Aviation Revenue Bonds
AMT, Series A:					4,559,125
5%, 10/01/33 (c)	6,300	5,041,071	Total Municipal Bonds in Florida		125,721,658
(Miami International Airport), 6%, 10/01/24 (d)(f)	5,000	4,798,650
Miami-Dade County, Florida, Aviation Revenue
Refunding Bonds (Miami International Airport),			Illinois — 3.0%
AMT Series A (c):			Transportation — 1.5%
5.25%, 10/01/41	1,200	969,948	Chicago, Illinois, Transit Authority, Capital Grant
5.50%, 10/01/41	2,400	2,019,000	Receipts Revenue Bonds (Federal Transit
Miami-Dade County, Florida, Expressway Authority, Toll			Administration Section 5309 Formula Funds),
System Revenue Bonds, Series B (d)(f):			Series A, 6%, 6/01/26 (b)	1,400	1,532,230
5.25%, 7/01/27	1,000	1,000,420
5%, 7/01/33	2,400	2,197,584	Utilities — Electric & Gas — 1.5%
Orlando-Orange County Expressway Authority, Florida,			Illinois Municipal Electric Agency, Power Supply
Expressway Revenue Bonds, Series B (a):			Revenue Bonds, Series A, 5.25%, 2/01/28 (d)(f)	1,565	1,548,317
5%, 7/01/30	3,950	3,712,526	Total Municipal Bonds in Illinois		3,080,547
5%, 7/01/35	6,815	6,167,371
		36,031,083	Louisiana — 0.5%
Utilities — Electric & Gas — 7.4%
Daytona Beach, Florida, Utility System Revenue			Transportation — 0.5%
Refunding Bonds, Series B, 5%, 11/15/27 (d)(f)	1,000	825,290	New Orleans, Louisiana, Aviation Board Revenue
Lakeland, Florida, Electric and Water Revenue			Refunding Bonds (b):
Refunding Bonds, Series A, 5%, 10/01/28 (f)	2,000	1,917,680	Series A-1, 6%, 1/01/23	375	376,646
Martin County, Florida, Utilities System Revenue Bonds,			Series A-2, 6%, 1/01/23	160	161,658
5.125%, 10/01/33 (a)	1,000	919,300	Total Municipal Bonds in Louisiana		538,304
Polk County, Florida, Utility System Revenue Bonds,
5.25%, 10/01/22 (d)(f)	1,000	1,016,050
Port St. Lucie, Florida, Utility Revenue Bonds,			Michigan — 2.2%
5.25%, 9/01/24 (f)	1,055	1,066,130	Hospitals/Healthcare — 1.2%
Saint Johns County, Florida, Ponte Vedra Utility System			Royal Oak, Michigan, Hospital Finance Authority,
Revenue Bonds, 5%, 10/01/35 (c):	1,000	917,340	Hospital Revenue Refunding Bonds (William
Saint Lucie, Florida, West Services District, Utility			Beaumont Hospital), 8.25%, 9/01/39	1,265	1,292,526
Revenue Bonds, 5.25%, 10/01/34 (f)	1,000	904,740
		7,566,530

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

15

Schedule of Investments (continued)			BlackRock MuniYield Insured Investment Fund (MFT)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Michigan (concluded)			Virginia — 1.2%
Utilities — Water & Sewer — 1.0%			Education — 1.2%
Detroit, Michigan, Sewage Disposal System, Second			Virginia State Public School Authority, Special
Lien Revenue Refunding Bonds, Series E,			Obligation School Financing Bonds (Fluvanna
5.75%, 7/01/31 (d)(k)	$ 1,000	$ 1,026,270	County), 6.50%, 12/01/35	$ 1,100	$ 1,214,279
Total Municipal Bonds in Michigan		2,318,796
			Puerto Rico — 0.8%
Minnesota — 3.1%			Lease Obligations — 0.8%
			Puerto Rico Public Buildings Authority, Government
Hospitals/Healthcare — 3.1%			Facilities Revenue Refunding Bonds, Series I,
Minneapolis, Minnesota, Health Care System, Revenue			5%, 7/01/36 (l)	1,000	791,000
Refunding Bonds (Fairview Health Services),
Series B, 6.50%, 11/15/38 (b)	3,000	3,168,660	Total Municipal Bonds — 142.7%		146,370,787
Nevada — 2.1%
			Municipal Bonds Transferred to
County/City/Special District/School/District — 2.1%			Tender Option Bond Trusts (m)
Clark County, Nevada, Water Reclamation District,
Limited Tax, GO, 6%, 7/01/38	2,010	2,129,997	Florida — 17.3%
			County/City/Special District/School/District — 2.2%
New Jersey — 1.0%			Jacksonville, Florida, Sales Tax Revenue Bonds,
IDA/PCR/Resource Recovery — 1.0%			5%, 10/01/27 (f)	1,320	1,310,417
New Jersey EDA, School Facilities Construction Revenue			Manatee County, Florida, HFA, Homeowner Revenue
Bonds, Series Z, 6%, 12/15/34 (b)	1,000	1,043,830	Bonds, AMT, Series A, 5.9, 9/01/40 (n)(o)(p)	1,011	1,000,532
					2,310,949
New York — 0.9%			Hospitals/Healthcare — 12.0%
			Miami-Dade County, Florida, Health Facilities Authority,
Education — 0.9%			Hospital Revenue Refunding Bonds (Miami Children’s
New York City, New York, City Transitional Finance			Hospital), Series A, 5.625%, 8/15/18 (a)	6,960	7,756,990
Authority, Building Aid Revenue Bonds, Series S-3,			South Broward, Florida, Hospital District, Hospital
5.25%, 1/15/39	1,000	953,600	Revenue Bonds, 5.625%, 5/01/32 (f)	4,000	4,581,960
					12,338,950
Texas — 4.5%			Housing — 1.9%
			Lee County, Florida, HFA, S/F Mortgage Revenue
Education — 1.1%			Bonds (Multi-County Program), AMT, Series A-2,
Tarrant County, Texas, Cultural Education Facilities			6%, 9/01/40 (n)(o)(p)	1,800	1,923,066
Financing Corporation, Revenue Refunding Bonds
(CHRISTUS Health), Series A, 6.50%, 7/01/37 (b)	1,100	1,149,798	Utilities — Electric & Gas — 1.2%
			Jacksonville Electric Authority, Florida, Saint John’s
Hospitals/Healthcare — 0.5%			River Power Park System Revenue Bonds, Issue Three,
Harris County, Texas, Health Facilities Development			Series 2, 5%, 10/01/37	1,290	1,183,497
Corporation, Hospital Revenue Refunding Bonds
(Memorial Hermann Healthcare System), Series B,			Total Municipal Bonds Transferred to Tender Option
7.25%, 12/01/35	500	522,075	Bond Trusts — 17.3%		17,756,462
Transportation — 2.9%			Total Long-Term Investments
North Texas Tollway Authority, System Revenue			(Cost — $173,909,298) — 160.0%		164,127,249
Refunding Bonds, First Tier:
Series A, 5.75%, 1/01/40	1,500	1,523,970
Series K-1, 5.75%, 1/01/38 (b)	1,400	1,429,638
		2,953,608
Total Municipal Bonds in Texas		4,625,481

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Schedule of Investments (concluded) BlackRock MuniYield Insured Investment Fund (MFT) (Percentages shown are based on Net Assets)

Par
Short-Term Securities		(000)	Value
Pennsylvania — 1.8%
Philadelphia, Pennsylvania, GO, VRDN, Refunding,
Series B, 3.75%, 2/05/09 (c)(q)		$ 1,800	$ 1,800,000

Shares
Money Market Funds — 5.4%
CMA Florida Municipal Money Fund, 0.11% (r)(s)		5,548,510	5,548,510
Total Short-Term Securities
(Cost — $7,348,510) — 7.2%			7,348,510
Total Investments (Cost — $181,257,808*) — 167.2%			171,475,759
Other Assets Less Liabilities — 1.9%			1,910,744
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (8.4)%			(8,563,227)
Preferred Shares, at Redemption Value — (60.7)%			(62,257,607)
Net Assets Applicable to Common Shares — 100.0%			$102,565,669

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost		$ 172,812,151
	Gross unrealized appreciation		$ 4,526,655
	Gross unrealized depreciation		(14,353,679)
	Net unrealized depreciation		$ (9,827,024)

(a)	AMBAC Insured.
(b)	Assured Guaranty Insured.
(c)	FSA Insured.
(d)	FGIC Insured.
(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	MBIA Insured.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	ACA Insured.
(i)	CIFG Insured.
(j)	Security is collateralized by Municipal or US Treasury Obligations.
(k)	BHAC Insured.
(l)	Commonwealth Guaranteed.
(m) Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(n)	FHLMC Collateralized.
(o)	FNMA Collateralized.
(p)	GNMA Collateralized.
(q)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

(r)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income
	CMA Florida Municipal Money Fund	(6,863,534)	$36,359

(s)	Represents the current yield as of report date.

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 5,548,510
Level 2	165,927,249
Level 3	—
Total	$ 171,475,759

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2009 17

Schedule of Investments January 31, 2009 (Unaudited)			BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Michigan — 140.5%			Michigan (continued)
County/City/Special District/School/District — 30.6%			County/City/Special District/School/District (concluded)
Adrian, Michigan, City School District, GO,			Thornapple Kellogg School District, Michigan, GO,
5%, 5/01/14 (a)(e)	$ 3,600	$ 4,191,336	Refunding, 5%, 5/01/32 (d)	$ 2,500	$ 2,452,625
Birmingham, Michigan, City School District, School			West Bloomfield, Michigan, School District, GO,
Building and Site, GO, 5%, 11/01/33 (e)	1,000	979,070	Refunding (b)(d):
Central Montcalm, Michigan, Public Schools, GO,			5.50%, 5/01/17	1,710	1,875,973
5.90%, 5/01/09 (a)(d)	1,000	1,013,770	5.50%, 5/01/18	1,225	1,323,919
Detroit, Michigan, City School District, GO (School			Zeeland, Michigan, Public Schools, School Building
Building and Site Improvement):			and Site, GO, 5%, 5/01/29 (d)	1,600	1,577,824
Refunding, Series A, 5%, 5/01/21 (e)	3,000	3,080,250			75,168,523
Series A, 5.375%, 5/01/13 (a)(b)	2,300	2,667,861
Series B, 5%, 5/01/28 (b)	3,100	2,903,087	Education — 7.1%
Eaton Rapids, Michigan, Public Schools, School			Eastern Michigan University, General Revenue
Building and Site, GO (e):			Refunding Bonds (c):
5.25%, 5/01/20	1,325	1,437,506	6%, 6/01/10 (a)	590	637,294
5.25%, 5/01/21	1,675	1,790,592	6%, 6/01/20	435	454,371
Frankenmuth, Michigan, School District, GO,			Eastern Michigan University Revenue Bonds, Series B,
5.75%, 5/01/10 (a)(b)	1,000	1,063,220	5.60%, 6/01/10 (a)(b)	1,500	1,595,955
Gibraltar, Michigan, School District, GO (School			Grand Valley State University, Michigan, Revenue Bonds,
Building and Site) (b):			5.50%, 2/01/18 (b)(d)	2,070	2,281,595
5%, 5/01/14 (a)	2,940	3,422,924	Michigan Higher Education Facilities Authority, Limited
5%, 5/01/28	710	710,270	Obligation Revenue Bonds (Hillsdale College Project),
Grand Blanc, Michigan, Community Schools, GO,			5%, 3/01/35	1,875	1,541,981
5.625%, 5/01/20 (b)(d)	1,100	1,175,691	Michigan Higher Education Facilities Authority, Limited
Gull Lake, Michigan, Community School District, School			Obligation Revenue Refunding Bonds:
Building and Site, GO, 5%, 5/01/14 (a)(e)	5,625	6,548,963	(College for Creative Studies), 5.85%, 6/01/12 (a)	1,235	1,404,393
Harper Woods, Michigan, City School District, School			(College for Creative Studies), 5.90%, 6/01/12 (a)	1,145	1,303,892
Building and Site, GO, Refunding (b):			(Hope College), Series A, 5.90%, 4/01/32	2,250	1,840,005
5%, 5/01/14 (a)	4,345	5,058,710	Michigan Higher Education Student Loan Authority,
5%, 5/01/34	430	416,778	Student Loan Revenue Bonds, AMT, Series XVII-Q,
Hartland, Michigan, Consolidated School District, GO,			5%, 3/01/31 (c)	3,000	2,055,060
6%, 5/01/10 (a)(b)	6,825	7,277,703	Michigan Municipal Bond Authority Revenue Bonds
Jenison, Michigan, Public Schools, School Building and			(Local Government Loan Program), Group A,
Site, GO, 5.50%, 5/01/19 (b)(d)	1,575	1,688,495	5.50%, 11/01/20 (c)	1,065	1,089,921
Lansing, Michigan, Building Authority, GO, Series A,			Saginaw Valley State University, Michigan, General
5.375%, 6/01/13 (a)(d)	1,510	1,756,100	Revenue Refunding Bonds, 5%, 7/01/24 (b)(d)	2,100	2,066,673
Montrose Township, Michigan, School District, GO,			Waverly, Michigan, Community School, GO,
6.20%, 5/01/17 (d)	1,000	1,223,170	5.50%, 5/01/10 (a)(b)	1,100	1,163,404
Norway Vulcan, Michigan, Area Schools, GO,					17,434,544
5.90%, 5/01/09 (a)(b)	1,100	1,115,202	Hospitals/Healthcare — 22.5%
Oak Park, Michigan, Street Improvement, GO,			Dickinson County, Michigan, Healthcare
5%, 5/01/30 (d)	500	470,045	System, Hospital Revenue Refunding Bonds,
Orchard View, Michigan, Schools, School Building and			5.80%, 11/01/24 (h)	3,100	2,492,462
Site, GO, 5%, 11/01/13 (a)(d)	5,320	6,166,465	Flint, Michigan, Hospital Building Authority, Revenue
Pennfield, Michigan, School District, School Building			Refunding Bonds (Hurley Medical Center), Series A (h):
and Site, GO, 5%, 5/01/14 (a)(b)	1,370	1,586,816	5.375%, 7/01/20	615	451,189
Reed, Michigan, City Public Schools, School Building			6%, 7/01/20	1,375	1,073,559
and Site, GO, 5%, 5/01/14 (a)(e)	1,425	1,659,071	Kent, Michigan, Hospital Finance Authority, Hospital
South Haven, Michigan, Public Schools, GO,			Revenue Refunding Bonds (Butterworth Hospital),
5%, 5/01/13 (e)	1,350	1,545,129	Series A, 7.25%, 1/15/13 (d)	2,685	2,983,357
Southfield, Michigan, Library Building Authority, GO,			Kent, Michigan, Hospital Finance Authority
5.50%, 5/01/10 (a)(d)	1,300	1,378,143	Revenue Bonds (Spectrum Health), Series A,
Southfield, Michigan, Public Schools, School Building			5.50%, 7/15/11 (a)(d)	3,000	3,331,380
and Site, GO, Series A, 5%, 5/01/14 (a)(e)	3,500	4,069,170	Michigan State Hospital Finance Authority, Hospital
Sparta, Michigan, Area Schools, School Building and			Revenue Bonds (Mid-Michigan Obligation Group),
Site, GO, 5%, 5/01/14 (a)(b)	1,325	1,542,645	Series A, 5.50%, 4/15/18 (c)	2,530	2,550,974

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Schedule of Investments (continued)			BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Michigan (continued)			Michigan (continued)
Hospitals/Healthcare (concluded)			IDA/PCR/Resource Recovery — 12.6%
Michigan State Hospital Finance Authority, Hospital			Delta County, Michigan, Economic Development
Revenue Refunding Bonds:			Corporation, Environmental Improvement Revenue
(Crittenton Hospital), Series A, 5.625%, 3/01/27	$ 2,200	$ 1,856,404	Refunding Bonds (Mead Westvaco-Escanaba), AMT,
(Oakwood Obligated Group), Series A,			Series B, 6.45%, 4/15/12 (a)	$ 1,500	$ 1,726,844
5%, 7/15/25	4,100	3,351,012	Dickinson County, Michigan, Economic Development
(Oakwood Obligated Group), Series A,			Corporation, Environmental Improvement Revenue
5%, 7/15/37	630	448,636	Refunding Bonds (International Paper Company
(Sparrow Obligated Group), 5%, 11/15/31	3,100	2,283,460	Project), Series A, 5.75%, 6/01/16	3,900	3,277,599
Michigan State Hospital Finance Authority			Michigan State Strategic Fund, Limited Obligation
Revenue Bonds:			Revenue Refunding Bonds (Detroit Edison
(McLaren Health Care Corporation), Series C,			Company Pollution Control Project), AMT Series A,
5%, 8/01/35	1,000	712,260	5.55%, 9/01/29 (d)	10,250	8,457,480
(Mid-Michigan Obligor Group), Series A,			Monroe County, Michigan, Economic Development
5%, 4/15/36	1,750	1,326,728	Corporation, Limited Obligation Revenue Refunding
(Trinity Health Credit Group), Series A,			Bonds (Detroit Edison Co. Project), Series AA,
6.25%, 12/01/28	930	947,679	6.95%, 9/01/22 (b)(d)	15,000	17,466,750
(Trinity Health Credit Group), Series A,					30,928,673
6.50%, 12/01/33	1,000	1,024,100
Michigan State Hospital Finance Authority, Revenue			Lease Obligations — 14.4%
Refunding Bonds:			Grand Rapids, Michigan, Building Authority Revenue
(Ascension Health Credit), Series A,			Bonds, Series A, 5.50%, 10/01/12 (a)(c)	1,035	1,187,849
6.25%, 11/15/09 (a)(d)	2,500	2,637,700	Michigan State Building Authority, Revenue Refunding
(Henry Ford Health System), Series A,			Bonds (Facilities Program):
5.25%, 11/15/46	2,500	1,623,700	Series I, 5.50%, 10/15/10 (e)	7,250	7,716,030
(McLaren Health Care Corporation),			Series I, 5.50%, 10/15/11 (e)	15,030	16,437,560
5.75%, 5/15/38	4,500	3,606,480	Series I, 5.50%, 10/15/18 (d)	2,500	2,607,800
(Saint John Hospital), Series A,			Series I, 6.25%, 10/15/38	3,900	4,076,163
6%, 5/15/13 (c)(f)	3,000	3,078,120	Series II, 5%, 10/15/29 (d)	3,500	3,172,505
(Trinity Health Credit Group), Series A,					35,197,907
6%, 12/01/20	2,200	2,272,930
			Special Tax — 0.7%
(Trinity Health Credit Group), Series A,
			Wayne Charter County, Michigan, Detroit Metropolitan
6%, 12/01/27 (c)	6,400	6,449,024
			Airport, GO, Airport Hotel, Series A, 5%, 12/01/30 (d)	1,750	1,643,670
(Trinity Health Credit Group), Series C,
5.375%, 12/01/23	1,000	1,003,530	State — 1.6%
(Trinity Health Credit Group), Series C,			Michigan Higher Education Student Loan Authority,
5.375%, 12/01/30	3,755	3,475,403	Student Loan Revenue Bonds, AMT, Series XVII-B,
(Trinity Health Credit Group), Series D,			5.40%, 6/01/18 (c)	2,500	2,243,175
5%, 8/15/34	3,100	2,654,251	Michigan State, COP, 5.515%, 6/01/22 (c)(f)(g)	3,000	1,744,230
Royal Oak, Michigan, Hospital Finance Authority,					3,987,405
Hospital Revenue Refunding Bonds (William
Beaumont Hospital), 8.25%, 9/01/39	1,000	1,021,760	Transportation — 17.2%
Saginaw, Michigan, Hospital Finance Authority, Revenue			Wayne Charter County, Michigan, Airport Revenue
Refunding Bonds (Covenant Medical Center),			Bonds (Detroit Metropolitan Wayne County), AMT,
Series E, 5.625%, 7/01/13 (d)	2,500	2,540,525	Series A, 5.375%, 12/01/15 (d)	10,660	10,747,732
			Wayne County, Michigan, Airport Authority Revenue
		55,196,623	Bonds (Detroit Metropolitan Wayne County Airport),
Housing — 2.3%			AMT (d):
Eastern Michigan University Revenue Bonds, Series B,			5.25%, 12/01/25	7,525	6,598,071
5.625%, 6/01/10 (a)(b)	1,310	1,394,233	5.25%, 12/01/26	6,300	5,475,015
Michigan State, HDA, Limited Obligation M/F Housing			5%, 12/01/34	9,160	7,092,130
Revenue Bonds, AMT (i):			Wayne County, Michigan, Airport Authority, Revenue
(Deaconess Towers Apartments), 5.25%, 2/20/48	1,000	842,180	Refunding Bonds, AMT (j):
(Williams Pavilion Apartments), 4.75%, 4/20/37	4,050	3,168,801	5.75%, 12/01/25	4,000	3,793,160
Michigan State, HDA, Rental Housing Revenue Bonds,			5.75%, 12/01/26	1,000	941,480
AMT, Series A, 5.30%, 10/01/37 (d)	200	173,598	5.375%, 12/01/32	8,700	7,400,220
		5,578,812			42,047,808

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

19

Schedule of Investments (continued)			BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Michigan (concluded)			Puerto Rico (concluded)
Utilities — Electric & Gas — 10.1%			Transportation — 1.6%
Michigan State Strategic Fund, Limited Obligation			Puerto Rico Commonwealth Highway and
Revenue Refunding Bonds (Detroit Edison			Transportation Authority, Highway Revenue
Company Pollution Control Project), Series AA,			Refunding Bonds, Series CC, 5.50%, 7/01/31 (j)	$ 4,000	$ 4,035,840
6.95%, 5/01/11 (b)(d)	$ 6,000	$ 6,473,760	Total Municipal Bonds in Puerto Rico		10,594,140
Saint Clair County, Michigan, Economic Revenue
Refunding Bonds (Detroit Edison Co. Project),			Total Municipal Bonds — 144.8%		355,035,774
Series AA, 6.40%, 8/01/24 (c)	17,800	18,201,212
		24,674,972
Utilities — Water & Sewer — 21.4%			Municipal Bonds Transferred to
Detroit, Michigan, Water Supply System Revenue			Tender Option Bond Trusts (l)
Bonds, Senior Lien, Series A:
5.875%, 1/01/10 (a)(b)	1,250	1,323,274	Michigan —12.3%
5.75%, 7/01/11 (a)(b)	7,250	8,069,540
5%, 7/01/13 (a)(d)	3,750	4,279,837	County/City/Special District/School/District — 7.5%
5%, 7/01/25 (e)	4,000	3,648,040	Lakewood, Michigan, Public Schools, School Building
5%, 7/01/34 (d)	6,900	5,605,904	and Site, GO, 5%, 5/01/37 (e)	6,775	6,580,443
Detroit, Michigan, Water Supply System Revenue			Portage, Michigan, Public Schools, School Building and
Bonds, Second Lien, Series B (d):			Site, GO, 5%, 5/01/31 (e)	4,650	4,582,110
5%, 7/01/13 (a)	1,550	1,768,998	Saginaw Valley State University, Michigan, Revenue
5%, 7/01/34	2,420	1,966,128	Refunding Bonds, 5%, 7/01/31 (e)	7,500	7,206,525
Detroit, Michigan, Water Supply System Revenue					18,369,078
Bonds, Series B, 5.25%, 7/01/13 (a)(d)	11,790	13,580,783	Education — 4.8%
Detroit, Michigan, Water Supply System, Revenue			Wayne State University, Michigan, University Revenue
Refunding Bonds:			Refunding Bonds, 5%, 11/15/35 (e)	12,207	11,909,878
6.25%, 7/01/12 (b)(f)	1,180	1,279,852
Second Lien, Series C, 5%, 7/01/29 (e)	10,570	9,078,890	Total Municipal Bonds Transferred to Tender Option
Muskegon Heights, Michigan, Water System Revenue			Bond Trusts — 12.3%		30,278,956
Bonds, Series A, 5.625%, 11/01/10 (a)(d)	1,830	1,981,451	Total Long-Term Investments
		52,582,697	(Cost — $394,972,718) — 157.1%		385,314,730
Total Municipal Bonds in Michigan		344,441,634
Puerto Rico — 4.3%			Short-Term Securities	Shares
Housing — 0.8%			Money Market Funds — 6.9%
Puerto Rico Housing Financing Authority, Capital			CMA Michigan Municipal Money Fund,
Funding Program, Subordinate Revenue Refunding			0.26% (m)(n)	16,825,573	16,825,573
Bonds, 5.125%, 12/01/27	2,000	1,963,140	Total Short-Term Securities
Lease Obligations — 1.4%			(Cost — $16,825,573) — 6.9%		16,825,573
Puerto Rico Public Buildings Authority, Government			Total Investments (Cost — $411,798,291*) — 164.0%		402,140,303
Facilities Revenue Refunding Bonds, Series M-3,			Other Assets Less Liabilities — 1.6%		3,989,225
6%, 7/01/27 (d)(k)	2,100	1,979,460	Liability for Trust Certificates, Including Interest
Puerto Rico Sales Tax Financing Corporation,			Expense and Fees Payable — (6.6)%		(16,267,495)
Sales Tax Revenue Refunding Bonds, Series A,			Preferred Shares, at Redemption Value — (59.0)%		(144,668,870)
4.991%, 8/01/46 (d)(g)	20,000	1,470,200	Net Assets Applicable to Common Shares — 100.0%		$245,193,163
		3,449,660
			* The cost and unrealized appreciation (depreciation) of investments as of
State — 0.5%			January 31, 2009, as computed for federal income tax purposes, were
Puerto Rico Sales Tax Financing Corporation,			as follows:
Sales Tax Revenue Refunding Bonds, Series A,
5.192%, 8/01/43 (d)(g)	12,500	1,145,500	Aggregate cost		$ 396,056,496
			Gross unrealized appreciation		$ 15,787,032
			Gross unrealized depreciation		(25,893,225)
			Net unrealized depreciation		$ (10,106,193)

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Schedule of Investments (concluded) BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	FGIC Insured.
(c)	AMBAC Insured.
(d)	MBIA Insured.
(e)	FSA Insured.
(f)	Security is collateralized by Municipal or US Treasury Obligations.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	ACA Insured.
(i)	GNMA Collateralized.
(j)	Assured Guaranty Insured.
(k)	Commonwealth Guaranteed.
(l)	Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(m) Represents the current yield as of report date.
(n)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income
	CMA Michigan Municipal Money Fund	12,258,040	$60,484

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 16,825,573
Level 2	385,314,730
Level 3	—
Total	$ 402,140,303

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 21

Schedule of Investments January 31, 2009 (Unaudited)			BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
New Jersey — 136.4%			New Jersey (continued)
County/City/Special District/School District — 12.6%			Hospitals/Healthcare — 8.7%
Hopatcong, New Jersey, GO, Sewer Refunding Bonds,			New Jersey Health Care Facilities Financing Authority
4.50%, 8/01/33 (a)	$ 750	$ 680,047	Revenue Bonds:
Hudson County, New Jersey, COP, Refunding,			(Meridian Health), Series I, 5%, 7/01/38 (e)	$ 750	$ 710,220
6.25%, 12/01/16 (b)	1,000	1,127,929	(Somerset Medical Center), 5.50%, 7/01/33	1,125	567,371
Hudson County, New Jersey, Improvement Authority,			(South Jersey Hospital System), 6%, 7/01/12 (c)	4,000	4,602,080
Capital Appreciation Revenue Bonds, Series A-1,			New Jersey Health Care Facilities Financing Authority,
4.486%, 12/15/32 (b)(h)	1,000	221,510	Revenue Refunding Bonds:
Jackson Township, New Jersey, School District, GO,			(Atlantic City Medical Center), 5.75%, 7/01/12 (c)	525	593,654
5%, 4/15/12 (c)(g)	5,200	5,810,427	(Atlantic City Medical Center), 6.25%, 7/01/12 (c)	290	332,711
Monmouth County, New Jersey, Improvement Authority,			(Atlantic City Medical Center), 6.25%, 7/01/17	325	336,681
Governmental Loan Revenue Refunding Bonds (a):			(Atlantic City Medical Center), 5.75%, 7/01/25	790	771,119
5%, 12/01/11 (c)	1,955	2,164,400	(Meridian Health System Obligation Group),
5.20%, 12/01/14	240	250,625	5.25%, 7/01/19 (d)	2,250	2,268,090
5.25%, 12/01/15	765	799,884			10,181,926
5%, 12/01/17	605	646,551
5%, 12/01/18	545	573,340	Housing — 6.9%
5%, 12/01/19	560	585,861	New Jersey State Housing and Mortgage Finance
Salem County, New Jersey, Improvement Authority			Agency, Home Buyer Revenue Bonds, AMT, Series CC,
Revenue Bonds (Finlaw State Office Building			5.80%, 10/01/20 (b)	2,640	2,708,508
Project) (d):			New Jersey State Housing and Mortgage Finance
5.375%, 8/15/28	1,250	1,290,125	Agency, M/F Revenue Bonds, AMT, Series A,
5.25%, 8/15/38	700	700,938	4.90%, 11/01/35 (g)	1,000	808,980
			New Jersey State Housing and Mortgage Finance
		14,851,637	Agency Revenue Bonds, Series AA, 6.50%, 10/01/38	1,350	1,424,169
Education — 25.2%			New Jersey State Housing and Mortgage Finance
New Jersey State Educational Facilities Authority			Agency, S/F Housing Revenue Refunding Bonds, AMT,
Revenue Bonds:			Series T, 4.70%, 10/01/37	500	388,965
(Montclair State University), Series A,			Newark, New Jersey, Housing Authority, Port Authority-
5%, 7/01/21 (a)	1,600	1,683,952	Port Newark Marine Terminal, Additional Rent-
(Rowan University), Series C, 5%, 7/01/14 (b)(c)	1,185	1,383,950	Backed Revenue Refunding Bonds (City of Newark
New Jersey State Educational Facilities Authority,			Redevelopment Projects), 4.375%, 1/01/37 (b)	3,600	2,836,008
Revenue Refunding Bonds:					8,166,630
(College of New Jersey), Series D,
5%, 7/01/35 (d)	3,725	3,649,941	IDA/PCR/Resource Recovery — 18.9%
(Montclair State University), Series J,			Gloucester County, New Jersey, Improvement Authority,
4.25%, 7/01/30 (b)	2,895	2,391,878	Solid Waste Resource Recovery, Revenue Refunding
(Montclair State University), Series L,			Bonds (Waste Management Inc. Project), Series A,
5%, 7/01/14 (b)(c)	3,185	3,719,730	6.85%, 12/01/29	2,000	2,006,660
(Ramapo College), Series I, 4.25%, 7/01/31 (a)	1,250	1,032,213	New Jersey EDA, Cigarette Tax Revenue Bonds:
(Ramapo College), Series I, 4.25%, 7/01/36 (a)	3,890	3,095,818	5.625%, 6/15/19	1,060	899,961
(Rowan University), Series B, 5%, 7/01/26 (e)	2,575	2,639,066	5.75%, 6/15/29 (j)	785	584,189
(Stevens Institute of Technology), Series A,			5.50%, 6/15/31 (j)	225	159,795
5%, 7/01/34	1,500	1,059,930	5.75%, 6/15/34 (j)	465	334,935
(William Paterson University), Series E,			New Jersey EDA, Motor Vehicle Surcharge Revenue
5%, 7/01/21 (f)	1,725	1,747,080	Bonds, Series A (b):
New Jersey State Higher Education Assistance			4.949%, 7/01/21 (h)	2,325	1,262,126
Authority, Student Loan Revenue Bonds, AMT,			5%, 7/01/29	3,900	3,630,705
Series A, 5.30%, 6/01/17 (a)	3,565	3,601,292	5.25%, 7/01/33	8,500	7,956,170
University of Medicine and Dentistry of New Jersey,			5%, 7/01/34	1,765	1,584,846
Revenue Bonds, Series A (a):
5.50%, 12/01/18	570	576,566
5.50%, 12/01/19	1,145	1,150,553
5.50%, 12/01/20	1,130	1,116,090
5.50%, 12/01/21	865	835,209
		29,683,268

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Schedule of Investments (continued)			BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
New Jersey (continued)			New Jersey (concluded)
IDA/PCR/Resource Recovery (concluded)			Transportation (concluded)
New Jersey EDA, School Facilities Construction			New Jersey State Turnpike Authority, Turnpike Revenue
Revenue Bonds:			Bonds, Series B, 5.926%, 1/01/35 (a)(h)	$ 3,005	$ 1,964,609
Series U, 5%, 9/01/37 (a)	$ 1,000	$ 883,860	Port Authority of New York and New Jersey, Consolidated
Series Z, 6%, 12/15/34 (e)	1,200	1,252,596	Revenue Bonds, 93rd Series, 6.125%, 6/01/94	1,000	1,081,400
New Jersey EDA, School Facilities Construction,			Port Authority of New York and New Jersey, Consolidated
Revenue Refunding Bonds, Series K,			Revenue Refunding Bonds, AMT:
5.25%, 12/15/17 (b)(g)	1,500	1,659,585	138th Series, 4.75%, 12/01/34 (d)	1,000	800,520
		22,215,428	146th Series, 4.25%, 12/01/32 (d)	5,000	3,612,700
			152nd Series, 5.75%, 11/01/30	2,000	1,916,080
Lease Obligations — 9.0%			152nd Series, 5.25%, 11/01/35	2,325	2,024,471
Hudson County, New Jersey, Improvement Authority,
Facility Lease Revenue Refunding Bonds (Hudson					35,234,475
County Lease Project), 5.375%, 10/01/24 (b)(g)	7,500	7,526,100	Utilities — Electric & Gas — 2.8%
Middlesex County, New Jersey, COP, Refunding,			Union County, New Jersey, Utilities Authority, Senior
5%, 8/01/22 (b)	3,000	3,044,190	Lease Revenue Refunding Bonds (Ogden Martin
		10,570,290	System of Union, Inc.), AMT, Series A (a):
			5.375%, 6/01/17	1,590	1,593,816
State — 10.3%			5.375%, 6/01/18	1,670	1,670,768
Garden State Preservation Trust of New Jersey,
Capital Appreciation Revenue Bonds, Series B,					3,264,584
5.114%, 11/01/23 (d)(h)	6,925	3,422,335	Utilities — Water & Sewer — 12.0%
Garden State Preservation Trust of New Jersey, Open			Jersey City, New Jersey, Sewer Authority, Sewer Revenue
Space and Farmland Preservation Revenue Bonds,			Refunding Bonds, 6.25%, 1/01/14 (a)	3,750	4,177,238
Series A, 5.80%, 11/01/22 (d)	2,605	2,923,618	New Jersey EDA, Water Facilities Revenue Bonds
New Jersey Sports and Exposition Authority, Luxury Tax			(New Jersey-American Water Company, Inc. Project),
Revenue Refunding Bonds (Convention Center) (b):			AMT, Series A:
5.50%, 3/01/21	1,540	1,677,784	5.25%, 11/01/32 (a)	1,000	795,750
5.50%, 3/01/22	1,000	1,072,430	6.875%, 11/01/34 (g)	5,070	4,305,850
Perth Amboy, New Jersey, GO (Convertible CABS),			New Jersey EDA, Water Facilities Revenue Refunding
Refunding, 5.139%, 7/01/35 (d)(i)	1,250	941,100	Bonds (United Water of New Jersey, Inc.), Series B,
Tobacco Settlement Financing Corporation of			4.50%, 11/01/25 (a)	1,000	981,700
New Jersey, Asset-Backed Revenue Bonds,			North Hudson Sewage Authority, New Jersey, Sewer
7%, 6/01/13 (c)	1,715	2,089,333	Revenue Refunding Bonds, 5.125%, 8/01/20 (b)	1,710	1,839,704
		12,126,600	Rahway Valley Sewerage Authority, New Jersey, Sewer
			Revenue Bonds, CABS, Series A (b)(h):
Transportation — 30.0%			4.738%, 9/01/26	4,100	1,503,921
Delaware River Port Authority of Pennsylvania and			4.384%, 9/01/33	2,350	510,420
New Jersey Revenue Bonds, 6%, 1/01/18 (d)	5,000	5,110,600
Essex County, New Jersey, Improvement Authority,					14,114,583
Airport Revenue Refunding Bonds, AMT,			Total Municipal Bonds in New Jersey		160,409,421
4.75%, 11/01/32 (b)	1,000	759,050
Hudson County, New Jersey, Improvement Authority,			Puerto Rico — 10.8%
Parking Revenue Bonds (Harrison Parking Facility
Project), Series C, 5.375%, 1/01/44 (e)	1,400	1,388,800	Hospitals/Healthcare — 3.4%
Morristown, New Jersey, Parking Authority Revenue			Puerto Rico Industrial, Tourist, Educational, Medical
Bonds, 4.50%, 8/01/37 (b)	1,355	1,168,769	and Environmental Control Facilities Revenue
New Jersey State Transportation Trust Fund Authority,			Bonds, (Hospital de la Concepcion), Series A,
Transportation System Revenue Bonds:			6.125%, 11/15/30	4,220	4,003,555
Series A, 5.625%, 12/15/28 (e)	780	810,186	Housing — 0.8%
Series A, 5%, 12/15/32 (a)	730	681,762	Puerto Rico Housing Financing Authority, Capital
Series C, 5.049%, 12/15/32 (d)(h)	4,750	1,162,325	Funding Program, Subordinate Revenue Refunding
Series C, 4.836%, 12/15/35 (a)(h)	2,760	468,620	Bonds, 5.125%, 12/01/27	1,000	981,570
Series D, 5%, 6/15/19 (d)	3,240	3,490,452
New Jersey State Transportation Trust Fund Authority,			IDA/PCR/Resource Recovery — 2.1%
Transportation System Revenue Refunding Bonds:			Puerto Rico Industrial, Tourist, Educational, Medical
Series A, 5.25%, 12/15/20 (d)	4,250	4,836,543	and Environmental Control Facilities Revenue Bonds,
Series B, 5.50%, 12/15/21 (b)	3,600	3,957,588	(University Plaza Project), Series A, 5%, 7/01/33 (b)	3,000	2,421,510

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

23

Schedule of Investments (continued) BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Lease Obligations — 0.7%
Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series M-3,
6%, 7/01/27 (b)(k)	$ 850	$ 801,210
Transportation — 1.0%
Puerto Rico Commonwealth Highway and Transportation
Authority, Highway Revenue Refunding Bonds,
Series CC, 5.50%, 7/01/31 (e)	1,185	1,195,618
Utilities — Electric & Gas — 0.7%
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series RR, 5%, 7/01/28 (l)	1,000	817,710
Utilities — Water & Sewer — 2.1%
Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
5.125%, 7/01/47 (e)	2,000	1,657,340
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax and Capital Appreciation
Revenue Bonds, Series A (h):
5.474%, 7/01/30 (g)	2,750	551,238
5.04%, 7/01/37 (a)	2,250	262,463
		2,471,041
Total Municipal Bonds in Puerto Rico		12,692,214
Total Municipal Bonds — 147.2%		173,101,635
Municipal Bonds Transferred to
Tender Option Bond Trusts (m)
New Jersey —8.5%
Housing — 5.3%
New Jersey State Housing and Mortgage Finance
Agency, Capital Fund Program Revenue Bonds,
Series A (d):
4.70%, 11/01/25	4,425	4,240,672
5%, 5/01/27	1,980	2,005,067
		6,245,739
State — 3.2%
Garden State Preservation Trust of New Jersey, Open
Space and Farmland Preservation Revenue Bonds,
Series A, 5.75%, 11/01/28 (d)	3,300	3,737,877
Total Municipal Bonds Transferred to Tender Option
Bond Trusts — 8.5%		9,983,616
Total Long-Term Investments
(Cost — $190,428,078) — 155.7%		183,085,251

		Par
Short-Term Securities		(000)	Value
	New Jersey — 1.9%
New Jersey State Turnpike Authority, Turnpike Revenue
Bonds, VRDN, Series C-2, 2.75%, 2/04/09 (d)(n)		$ 2,200	$ 2,200,000
		Shares
	Money Market Funds — 2.1%
CMA New Jersey Municipal Money Fund,
0.22% (o)(p)		2,524,090	2,524,090
Total Short-Term Securities
(Cost — $4,724,090) — 4.0%			4,724,090
Total Investments (Cost — $195,152,168*) — 159.7%			187,809,341
Other Assets Less Liabilities — 1.0%			1,211,191
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (4.8)%			(5,694,689)
Preferred Shares, at Redemption Value — (55.9)%			(65,708,537)
Net Assets Applicable to Common Shares — 100.0%			$117,617,306

* The cost and unrealized appreciation (depreciation) of investments as of
	January 31, 2009, as computed for federal income tax purposes, were
	as follows:
	Aggregate cost		$189,449,858
	Gross unrealized appreciation		$ 6,158,581
	Gross unrealized depreciation		(13,453,098)
	Net unrealized depreciation		$ (7,294,517)

(a)	AMBAC Insured.
(b)	MBIA Insured.
(c)	US government securities, held in escrow, are used to pay interest on this
	security as well as to retire the bond in full at the date indicated, typically at
	a premium to par.
(d)	FSA Insured.
(e)	Assured Guaranty Insured.
(f)	XL Capital Insured.
(g)	FGIC Insured.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of
	report date.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period
	and then a higher coupon rate for the following periods. Rate shown is as of
	report date.
(j)	Radian Insured.
(k)	Commonwealth Guaranteed.
(l)	CIFG Insured.
(m) Securities represent underlying bonds transferred to a tender option bond trust
	in exchange for which the Fund acquired residual interest certificates. These
	securities serve as collateral in a financing transaction. See Note 1 of the Notes
	to Financial Statements for details of municipal bonds transferred to tender
	option bond trusts.

See Notes to Financial Statements. 24 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (concluded) BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

(n) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.
(o) Represents the current yield as of report date.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	1,725,389	$26,135

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 2,524,090
Level 2	185,285,251
Level 3	—
Total	$ 187,809,341

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

25

Schedule of Investments January 31, 2009 (Unaudited)			BlackRock MuniYield Pennsylvania Insured Fund (MPA)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Pennsylvania — 129.7%			Pennsylvania (continued)
County/City/Special District/School District — 41.3%			Hospitals/Healthcare — 9.1%
Chambersburg, Pennsylvania, Area School District, GO,			Allegheny County, Pennsylvania, Hospital Development
5.25%, 3/01/26 (a)(b)	$ 2,115	$ 2,127,753	Authority, Health Center Revenue Bonds (University of
Connellsville, Pennsylvania, Area School District, GO,			Pittsburgh Medical Center Health System), Series B,
Series B, 5%, 11/15/37 (c)	1,000	961,580	6%, 7/01/26 (b)	$ 2,000	$ 2,056,680
East Stroudsburg, Pennsylvania, Area School District,			Lehigh County, Pennsylvania, General Purpose Authority,
GO, Series A, 7.75%, 9/01/27 (a)(b)	2,000	2,338,880	Hospital Revenue Bonds (Lehigh Valley Health
Erie County, Pennsylvania, Convention Center			Network), Series A, 5%, 7/01/33 (c)	7,995	6,921,591
Authority, Convention Center Hotel Revenue Bonds,			Monroe County, Pennsylvania, Hospital Authority
5%, 1/15/36 (a)(b)	8,850	7,990,576	Revenue Refunding Bonds (Pocono Medical Center),
Gettysburg, Pennsylvania, Municipal Authority, College			5.125%, 1/01/37	1,265	837,873
Revenue Refunding Bonds, 5%, 8/15/23 (b)	4,000	4,008,160	Philadelphia, Pennsylvania, Hospitals and Higher
North Allegheny, Pennsylvania, School District, GO,			Education Facilities Authority, Hospital Revenue
Series C, 5.25%, 5/01/27 (c)	2,175	2,216,760	Refunding Bonds (Presbyterian Medical Center),
Northeastern York School District, Pennsylvania, GO,			6.65%, 12/01/19 (g)	3,000	3,829,110
Series B, 5%, 4/01/32 (a)(b)	1,585	1,481,785	Sayre, Pennsylvania, Health Care Facilities Authority,
Philadelphia, Pennsylvania, Authority for Industrial			Revenue Refunding Bonds (Guthrie Healthcare
Development, Airport Revenue Refunding Bonds			System), Series A, 5.875%, 12/01/31	590	522,138
(Philadelphia Airport System Project), AMT,					14,167,392
Series A (a)(b):
5.50%, 7/01/17	4,000	4,036,960	Housing — 5.2%
5.50%, 7/01/18	3,655	3,671,740	Pennsylvania HFA, Revenue Bonds, DRIVERS, AMT,
Philadelphia, Pennsylvania, GO, Refunding, Series A,			Series 1248Z, 9.111%, 10/01/09 (b)(h)	2,500	2,507,550
5.25%, 12/15/32 (c)	7,000	6,777,470	Pennsylvania HFA, S/F Mortgage Revenue Refunding
Philadelphia, Pennsylvania, School District, GO:			Bonds, AMT, Series 96A, 4.70%, 10/01/37	3,000	2,324,100
Series B, 5.625%, 8/01/12 (a)(e)	10,000	11,454,100	Philadelphia, Pennsylvania, Housing Authority
Series E, 6%, 9/01/38	4,800	4,897,824	Revenue Bonds (Capital Fund Program), Series A,
Reading, Pennsylvania, School District, GO,			5.50%, 12/01/18 (c)	3,000	3,252,120
5%, 1/15/29 (c)	6,000	5,977,380			8,083,770
Scranton, Pennsylvania, School District, GO, Series A,			IDA/PCR/Resource Recovery — 20.1%
5%, 7/15/38 (c)	3,500	3,364,375	Delaware County, Pennsylvania, IDA Revenue Bonds
Shaler Area School District, Pennsylvania, Capital			(Pennsylvania Suburban Water Company Project),
Appreciation, GO, 4.788%, 9/01/30 (d)(f)	6,145	1,622,219	AMT, Series A, 5.15%, 9/01/32 (i)	5,500	4,435,255
York, Pennsylvania, City School District, GO, Series A,			Delaware County, Pennsylvania, IDA, Water Facilities
5.25%, 6/01/22 (f)	1,040	1,082,609	Revenue Refunding Bonds (Aqua Pennsylvania, Inc.
		64,010,171	Project), AMT, Series B, 5%, 11/01/36 (a)(b)	4,770	3,651,149
Education — 23.6%			Montgomery County, Pennsylvania, IDA, Water Facilities
Chambersburg, Pennsylvania, Area School District, GO,			Revenue Bonds (Aqua Pennsylvania, Inc. Project),
5.25%, 3/01/27 (a)(b)	2,500	2,501,250	Series A, 5.25%, 7/01/42	1,800	1,367,460
Pennsylvania State Higher Educational Facilities			Northumberland County, Pennsylvania, IDA,
Authority Revenue Bonds (UPMC Health System),			Water Facilities Revenue Refunding Bonds
Series A, 6%, 1/15/22	3,000	3,063,300	(Aqua Pennsylvania Inc. Project), AMT,
Pennsylvania State Higher Educational Facilities			5.05%, 10/01/39 (a)(b)	6,000	4,568,880
Authority, State System Revenue Bonds, Series AE,			Pennsylvania Economic Development Financing
4.75%, 6/15/32 (b)	8,845	8,309,612	Authority, Solid Waste Disposal Revenue Bonds
Pennsylvania State Public School Building Authority,			(Waste Management Inc. Project), AMT, Series A,
Revenue Refunding Bonds (The School District of			5.10%, 10/01/27	1,200	842,088
Philadelphia Project), Series B, 5%, 6/01/26 (c)	19,025	19,203,074	Pennsylvania State, IDA, EDR, Refunding,
Pennsylvania State Public School Building Authority,			5.50%, 7/01/20 (i)	7,000	7,389,900
School and Capital Appreciation Revenue Bonds			Philadelphia, Pennsylvania, Authority for Industrial
(Corry Area School District) (c)(d):			Development, Lease Revenue Bonds, Series B,
4.848%, 12/15/22	1,980	989,941	5.50%, 10/01/11(c)(e)	3,000	3,363,510
4.868%, 12/15/23	1,980	909,493	Philadelphia, Pennsylvania, Qualified Redevelopment
4.888%, 12/15/24	1,980	845,579	Authority Revenue Bonds, AMT, Series B,
4.918%, 12/15/25	1,980	786,713	5%, 4/15/27 (a)(b)	4,645	3,758,037
			Philadelphia, Pennsylvania, Redevelopment Authority
		36,608,962	Revenue Bonds (Neighborhood Transformation),
			Series A, 5.50%, 4/15/22 (a)(b)	1,750	1,763,493
					31,139,772

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Schedule of Investments (continued) BlackRock MuniYield Pennsylvania Insured Fund (MPA) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Transportation — 19.6%
Pennsylvania State Turnpike Commission, Oil Franchise
Tax Revenue Bonds, Series C, 5%, 12/01/32 (b)	$ 13,600	$ 13,284,344
Pennsylvania State Turnpike Commission, Turnpike
Revenue Bonds:
Series A, 5.50%, 12/01/31 (i)	7,800	7,915,908
Sub-Series A, 5%, 6/01/39 (j)	3,500	3,372,810
Philadelphia, Pennsylvania, Airport Revenue Bonds,
AMT, Series A, 5%, 6/15/37 (c)	7,500	5,913,450
		30,486,512
Utilities — Electric & Gas — 3.8%
Philadelphia, Pennsylvania, Gas Works Revenue
Bonds, 1998 General Ordinance, 4th Series,
5%, 8/01/32 (c)	6,500	5,899,205
Utilities — Water & Sewer — 5.2%
Allegheny County, Pennsylvania, Sanitation Authority,
Sewer Revenue Refunding Bonds, Series A,
5%, 12/01/30 (b)	5,000	4,496,400
Northampton Borough, Pennsylvania, Municipal
Authority, Water Revenue Bonds, 5%, 5/15/34 (b)	935	897,357
Reading, Pennsylvania, Area Water Authority, Water
Revenue Bonds, 5%, 12/01/27 (c)	2,680	2,688,871
		8,082,628
Total Municipal Bonds in Pennsylvania — 127.9%		198,478,412
Guam — 1.4%
Transportation — 1.4%
A.B. Won Guam International Airport Authority,
General Revenue Refunding Bonds, AMT, Series C,
5%, 10/01/23 (b)	2,500	2,146,475
Total Municipal Bonds — 129.3%		200,624,887
Municipal Bonds Transferred to
Tender Option Bond Trusts (k)
Pennsylvania — 15.8%
County/City/Special District/School District — 4.6%
East Stroudsburg, Pennsylvania, Area School District,
GO, Refunding, 5%, 09/01/25 (c)	7,000	7,163,100
Education — 11.2%
Pennsylvania State Public School Building Authority,
School Lease Revenue Bonds (The School District of
Philadelphia Project), 5.25%, 06/01/13 (c)(e)	15,000	17,345,700
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 15.8%		24,508,800
Total Long-Term Investments
(Cost — $235,704,212) — 145.1%		225,133,687

	Par
Short-Term Securities	(000)	Value
Pennsylvania — 9.7%
Philadelphia, Pennsylvania, GO, Refunding, VRDN,
Series B, 3.75%, 02/05/09 (c)(n)	$ 15,000	$ 15,000,000
	Shares
Money Market Funds — 0.9%
CMA Pennsylvania Municipal Money Fund,
0.15% (l)(m)	1,455,478	1,455,478
Total Short-Term Securities
(Cost — $16,455,478) — 10.6%		16,455,478
Total Investments (Cost — $252,159,690*) — 155.7%		241,589,165
Other Assets Less Liabilities — 1.3%		1,996,547
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (7.1)%		(11,058,716)
Preferred Shares, at Redemption Value — (49.9)%		(77,408,443)
Net Assets Applicable to Common Shares — 100.0%		$155,118,553

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost		$241,260,957
	Gross unrealized appreciation		$ 8,675,110
	Gross unrealized depreciation		(19,346,902)
	Net unrealized depreciation		$ (10,671,792)
(a)	FGIC Insured.
(b)	MBIA Insured.
(c)	FSA Insured.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	XL Capital Insured.
(g)	Security is collateralized by Municipal or US Treasury Obligations.
(h)	Variable rate security. Rate shown is as of report date.
(i)	AMBAC Insured.
(j)	Assured Guaranty Insured.
(k)	Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income
	CMA Pennsylvania Municipal Money Fund	(10,605,684)	$93,711

(m) Represents the current yield as of report date.
(n)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

27

Schedule of Investments (concluded) BlackRock MuniYield Pennsylvania Insured Fund (MPA)

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 1,455,478
Level 2	240,133,687
Level 3	—
Total	$ 241,589,165

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Statements of Assets and Liabilities

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	MuniHoldings	MuniYield	MuniYield	MuniYield	MuniYield
	New Jersey	Insured	Michigan	New Jersey	Pennsylvania
	Insured	Investment	Insured	Insured	Insured
	Fund, Inc.	Fund	Fund, Inc.	Fund, Inc.	Fund
January 31, 2009 (Unaudited)	(MUJ)	(MFT)	(MIY)	(MJI)	(MPA)
Assets
Investments at value — unaffiliated[1]	$482,080,752	$165,927,249	$385,314,730	$185,285,251	$240,133,687
Investments at value — affiliated[2]	310,880	5,548,510	16,825,573	2,524,090	1,455,478
Cash	74,598	4,289	70,279	63,820	67,511
Interest receivable	5,306,580	2,530,538	5,087,521	1,721,406	2,653,093
Investments sold receivable	—	1,219,034	—	—	3,789,938
Prepaid expenses	18,238	6,803	15,757	7,880	9,842
Other assets	2,585	—	2,095	10	235
Total assets	487,793,633	175,236,423	407,315,955	189,602,457	248,109,784

Accrued Liabilities
Investments purchased payable	—	1,311,423	—	—	3,769,763
Income dividends payable — Common Shares	1,126,007	452,172	983,140	475,313	608,470
Investment advisory fees payable	210,424	71,789	170,198	80,569	100,655
Interest expense and fees payable	103,615	72,595	77,495	39,689	58,716
Other affiliates payable	2,349	952	2,308	1,092	1,376
Officer’s and Directors’/Trustees’ fees payable	472	53	409	177	74
Other accrued expenses payable	88,241	13,531	30,372	24,774	43,734
Total accrued liabilities	1,531,108	1,922,515	1,263,922	621,614	4,582,788

Other Liabilities
Trust certificates[3]	14,825,000	8,490,632	16,190,000	5,655,000	11,000,000
Total Liabilities	16,356,108	10,413,147	17,453,922	6,276,614	15,582,788

Preferred Shares at Redemption Value
Par value[4] per share at $25,000 per share liquidation preference,
plus unpaid dividends	176,716,565	62,257,607	144,668,870	65,708,537	77,408,443
Net Assets Applicable to Common Shareholders	$294,720,960	$102,565,669	$245,193,163	$117,617,306	$155,118,553

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value $0.10 per share[5,6]	$ 2,124,541	$ 845,181	$ 1,820,630	$ 880,210	$ 1,148,057
Paid-in capital in excess of par	319,388,284	117,070,606	262,101,745	123,256,564	169,088,427
Undistributed net investment income	1,507,942	463,036	1,534,634	1,588,549	803,329
Accumulated net realized loss	(25,698,309)	(6,031,105)	(10,605,858)	(765,190)	(5,350,735)
Net unrealized appreciation/depreciation	(2,601,498)	(9,782,049)	(9,657,988)	(7,342,827)	(10,570,525)
Net Assets Applicable to Common Shareholders	$294,720,960	$102,565,669	$245,193,163	$117,617,306	$155,118,553
Net asset value per Common Share[5]	$ 13.87	$ 12.14	$ 13.47	$ 13.36	$ 13.51
[1] Investments at cost — unaffiliated	$484,682,250	$175,709,298	$394,972,718	$192,628,078	$250,704,212
[2] Investments at cost — affiliated	$ 310,880	$ 5,548,510	$ 16,825,573	$ 2,524,090	$ 1,455,478
[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.05 per share	—	2,490	4,909	2,002	3,096
Par value $0.10 per share	7,068	—	877	626	—
[5] Common Shares outstanding	21,245,413	8,451,814	18,206,301	8,802,099	11,480,567
[6] Common Shares authorized	200,000,000	unlimited	200,000,000	200,000,000	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

29

Statements of Operations

	BlackRock	BlackRock	BlackRock
	MuniHoldings	MuniYield	MuniYield
	New Jersey	Insured	Michigan
	Insured	Investment	Insured
	Fund, Inc.	Fund	Fund, Inc.
Six Months Ended January 31, 2009 (Unaudited)	(MUJ)	(MFT)	(MIY)

Investment Income
Interest	$ 12,217,805	$ 4,680,795	$ 10,693,423
Income — affiliated	59,996	36,359	60,484
Total income	12,277,801	4,717,154	10,753,907

Expenses
Investment advisory	1,355,713	450,246	1,047,268
Commissions for Preferred Shares	194,132	66,868	182,934
Accounting services	75,249	27,379	46,143
Professional	59,824	41,968	50,692
Transfer agent	34,837	20,150	32,587
Printing	28,727	10,795	22,033
Officer and Directors/Trustees	21,267	7,328	14,293
Custodian	14,891	6,607	11,671
Registration	5,036	5,608	4,413
Miscellaneous	48,299	29,282	40,572
Total expenses excluding interest expense and fees	1,837,975	666,231	1,452,606
Interest expense and fees[1]	329,159	158,745	352,545
Total expenses	2,167,134	824,976	1,805,151
Less fees waived by advisor	(182,768)	(17,308)	(22,858)
Total expenses after waiver	1,984,366	807,668	1,782,293
Net investment income	10,293,435	3,909,486	8,971,614

Realized and Unrealized Loss
Net realized loss from investments	(320,693)	(2,962,409)	(747,109)
Net change in unrealized appreciation/depreciation on investments	(10,665,736)	(8,010,824)	(12,574,838)
Total realized and unrealized loss	(10,986,429)	(10,973,233)	(13,321,947)

Dividends to Preferred Shareholders From
Net investment income	(2,776,849)	(1,036,701)	(2,363,868)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (3,469,843)	$ (8,100,448)	$ (6,714,201)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Statements of Operations (concluded)

	BlackRock	BlackRock
	MuniYield	MuniYield
	New Jersey	Pennsylvania
	Insured	Insured
	Fund, Inc.	Fund
January 31, 2009 (Unaudited)	(MJI)	(MPA)

Investment Income
Interest	$ 5,008,711	$ 6,210,486
Income — affiliated	26,135	93,711
Total income	5,034,846	6,304,197

Expenses
Investment advisory	479,151	638,685
Commissions for Preferred Shares	65,653	83,856
Professional	45,713	40,372
Accounting services	28,360	37,259
Transfer agent	18,215	27,332
Printing	12,218	15,051
Officer and Directors/Trustees	7,790	10,873
Custodian	6,494	8,317
Registration	4,737	5,040
Miscellaneous	27,077	30,449
Total expenses excluding interest expense and fees	695,408	897,234
Interest expense and fees[1]	116,975	285,845
Total expenses	812,383	1,183,079
Less fees waived by advisor	(6,899)	(30,430)
Less fees paid indirectly	—	(11)
Total expenses after waiver and fees paid indirectly	805,484	1,152,638
Net investment income	4,229,362	5,151,559

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	(19,295)	(3,070,518)
Forward interest rate swaps	—	(931,500)
	(19,295)	(4,002,018)
Net change in unrealized appreciation/depreciation on:
Investments	(7,686,665)	(5,469,314)
Forward interest rate swaps	—	227,038
	(7,686,665)	(5,242,276)
Total realized and unrealized loss	(7,705,960)	(9,244,294)

Dividends and Distributions to Preferred Shareholders From

Net investment income	(1,041,936)	(1,257,064)
Net realized gain	(95,183)	—
Total dividends and distributions to Preferred Shareholders	(1,137,119)	(1,257,064)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (4,613,717)	$ (5,349,799)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

31

Statements of Changes in Net Assets	BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

		Six Months
		Ended
		January 31,	Year Ended
		2009	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:		(Unaudited)	2008
Operations
Net investment income		$ 10,293,435	$ 19,736,589
Net realized loss		(320,693)	(1,469,777)
Net change in unrealized appreciation/depreciation		(10,665,736)	(8,375,097)
Dividends to Preferred Shareholders from net investment income		(2,776,849)	(6,691,973)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations		(3,469,843)	3,199,742

Dividends to Common Shareholders From
Net investment income		(6,756,041)	(14,021,973)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders		(10,225,884)	(10,822,231)
Beginning of period		304,946,844	315,769,075
End of period		$ 294,720,960	$ 304,946,844
End of period undistributed net investment income		$ 1,507,942	$ 747,397

	BlackRock MuniYield Insured Investment Fund (MFT)

	Six Months
	Ended	Period
	January 31,	November 1 2007	Year Ended
	2009	to July 31,	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008	2007
Operations
Net investment income	$ 3,909,486	$ 5,967,801	$ 8,056,928
Net realized gain (loss)	(2,962,409)	(372,939)	176,914
Net change in unrealized appreciation/depreciation	(8,010,824)	(7,756,323)	(4,348,589)
Dividends to Preferred Shareholders from net investment income	(1,036,701)	(1,872,136)	(2,631,621)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(8,100,448)	(4,033,597)	1,253,632

Dividends to Common Shareholders From
Net investment income	(2,783,140)	(4,090,678)	(5,721,878)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(10,883,588)	(8,124,275)	(4,468,246)
Beginning of period	113,449,257	121,573,532	126,041,778
End of period	$ 102,565,669	$ 113,449,257	$ 121,573,532
End of period undistributed net investment income	$ 463,036	$ 373,391	$ 339,357

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Statements of Changes in Net Assets	BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

	Six Months
	Ended	Period
	January 31,	November 1 2007	Year Ended
	2009	to July 31,	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008	2007
Operations
Net investment income	$ 8,971,614	$ 12,731,272	$ 19,208,577
Net realized gain (loss)	(747,109)	(1,246,561)	1,570,157
Net change in unrealized appreciation/depreciation	(12,574,838)	(13,574,409)	(9,721,365)
Dividends to Preferred Shareholders from net investment income	(2,363,868)	(4,212,108)	(5,850,606)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(6,714,201)	(6,301,806)	5,206,763

Dividends to Common Shareholders From
Net investment income	(5,898,841)	(9,485,483)	(12,962,886)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(12,613,042)	(15,787,289)	(7,756,123)
Beginning of period	257,806,205	273,593,494	281,349,617
End of period	$ 245,193,163	$ 257,806,205	$ 273,593,494
End of period undistributed net investment income	$ 1,534,634	$ 825,729	$ 1,796,256

	BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

	Six Months
	Ended	Period
	January 31,	November 1 2007	Year Ended
	2009	to July 31,	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008	2007
Operations
Net investment income	$ 4,229,362	$ 6,056,221	$ 8,403,981
Net realized gain (loss)	(19,295)	(17,732)	588,462
Net change in unrealized appreciation/depreciation	(7,686,665)	(6,708,329)	(4,321,927)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,041,936)	(1,835,167)	(2,420,847)
Net realized gain	(95,183)	(42,392)	(23,780)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(4,613,717)	(2,547,399)	2,225,889

Dividends and Distributions to Common Shareholders From
Net investment income	(2,851,881)	(4,289,500)	(5,747,771)
Net realized gain	(150,243)	(103,918)	(70,742)
Net decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,002,124)	(4,393,418)	(5,818,513)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(7,615,841)	(6,940,817)	(3,592,624)
Beginning of period	125,233,147	132,173,964	135,766,588
End of period	$ 117,617,306	$ 125,233,147	$ 132,173,964
End of period undistributed net investment income	$ 1,588,549	$ 1,253,004	$ 1,307,514

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

33

Statements of Changes in Net Assets	BlackRock MuniYield Pennsylvania Insured Fund (MPA)

	Six Months
	Ended	Period
	January 31,	November 1 2007	Year Ended
	2009	to July 31,	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008	2007
Operations
Net investment income	$ 5,151,559	$ 8,207,974	$ 11,615,514
Net realized gain (loss)	(4,002,018)	(312,302)	2,337,245
Net change in unrealized appreciation/depreciation	(5,242,276)	(13,306,589)	(6,999,004)
Dividends to Preferred Shareholders from net investment income	(1,257,064)	(2,559,463)	(3,638,710)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(5,349,799)	(7,970,380)	3,315,045

Dividends to Common Shareholders From
Net investment income	(3,650,820)	(5,717,322)	(7,910,111)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(9,000,619)	(13,687,702)	(4,595,066)
Beginning of period	164,119,172	177,806,874	182,401,940
End of period	$ 155,118,553	$ 164,119,172	$ 177,806,874
End of period undistributed net investment income	$ 803,329	$ 559,654	$ 677,381

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Financial Highlights		BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

	Six Months
	Ended
	January 31,
	2009			Year Ended July 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 14.35	$ 14.86	$ 14.91	$ 15.62	$ 15.03	$ 14.46
Net Investment income[1]	0.48	0.93	1.03	1.03	1.04	1.07
Net realized and unrealized gain (loss)	(0.51)	(0.47)	(0.03)	(0.61)	0.66	0.51
Dividends to Preferred Shareholders from net investment income	(0.13)	(0.31)	(0.31)	(0.26)	(0.16)	(0.08)
Net increase (decrease) from investment operations	(0.16)	0.15	0.69	0.16	1.54	1.50
Dividends to Common Shareholders from net investment income	(0.32)	(0.66)	(0.74)	(0.87)	(0.95)	(0.93)
Net asset value, end of period	$ 13.87	$ 14.35	$ 14.86	$ 14.91	$ 15.62	$ 15.03
Market price, end of period	$ 11.63	$ 12.93	$ 14.40	$ 14.98	$ 15.89	$ 14.17

Total Investment Return[2]
Based on net asset value	(0.56)%[3]	1.35%	4.71%	1.09%	10.63%	10.90%
Based on market price	(7.46)%[3]	(5.76)%	0.99%	(0.16)%	19.37%	11.24%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest expense and fees [4,5]	1.14%[6]	1.15%	1.17%	1.15%	1.14%	1.13%
Total expenses after waiver[5]	1.37%[6]	1.23%	1.40%	1.39%	1.25%	1.19%
Total expenses[5]	1.49%[6]	1.30%	1.45%	1.45%	1.31%	1.27%
Net investment income[5]	7.08%[6]	6.22%	6.77%	6.80%	6.69%	6.97%
Dividends paid to Preferred Shareholders	1.91%[6]	2.11%	2.03%	1.72%	1.02%	0.54%
Net investment income to Common Shareholders	5.17%[6]	4.11%	4.74%	5.08%	5.67%	6.43%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$ 294,721	$ 304,947	$ 315,769	$ 315,649	$ 328,853	$ 316,171
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 176,700	$ 176,700	$ 203,000	$ 203,000	$ 203,000	$ 203,000
Portfolio turnover	5%	12%	17%	16%	29%	8%
Asset coverage per Preferred Share, end of period	$ 66,700	$ 68,152[7]	$ 63,898[7]	$ 63,884[7]	$ 65,502[7]	$ 63,939[7]

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Amounts have been recalculated to conform with current year presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

35

Financial Highlights				BlackRock MuniYield Insured Investment Fund (MFT)

	Six Months
	Ended	Period
	January 31,	November 1,
	2009	2007 to July 31,		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 13.42	$ 14.38	$ 14.91	$ 14.72	$ 15.22	$ 15.04	$ 15.04
Net investment income[1]	0.46	0.71	0.95	0.97	0.98	0.98	1.05
Net realized and unrealized gain (loss)	(1.29)	(0.97)	(0.49)	0.24	(0.38)	0.20	(0.06)
Dividends to Preferred Shareholders from
net investment income	(0.12)	(0.22)	(0.31)	(0.27)	(0.17)	(0.07)	(0.07)
Net increase (decrease) from investment operations	(0.95)	(0.48)	0.15	0.94	0.43	1.11	0.92
Dividends to Common Shareholders from
net investment income	(0.33)	(0.48)	(0.68)	(0.75)	(0.90)	(0.93)	(0.92)
Capital charges with respect to the issuance of
Preferred Shares	—	—	—	—	(0.03)	—	—
Net asset value, end of period	$ 12.14	$ 13.42	$ 14.38	$ 14.91	$ 14.72	$ 15.22	$ 15.04
Market price, end of period	$ 10.51	$ 11.75	$ 12.74	$ 14.21	$ 14.18	$ 14.98	$ 14.18

Total Investment Return[2]
Based on net asset value	(6.49)%[3]	(2.97)%[3]	1.39%	6.87%	2.72%	7.98%	6.45%
Based on market price	(7.54)%[3]	(4.11)%[3]	(5.75)%	5.73%	0.54%	12.73%	5.56%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest
expense and fees[4,5]	1.25%[6]	1.18%[6]	1.20%	1.17%	1.20%	1.09%	1.08%
Total expenses after waiver[5]	1.56%[6]	1.49%[6]	1.52%	1.45%	1.38%	1.27%	1.25%
Total expenses[5]	1.59%[6]	1.51%[6]	1.54%	1.46%	1.38%	1.28%	1.25%
Net investment income[5]	7.53%[6]	6.60%[6]	6.53%	6.58%	6.50%	6.54%	6.86%
Dividends paid to Preferred Shareholders	2.00%[6]	2.07%[6]	2.13%	1.87%	1.13%	0.48%	0.47%
Net investment income to Common Shareholders	5.53%[6]	4.53%[6]	4.40%	4.71%	5.37%	6.06%	6.39%

Supplemental Data
Net assets applicable to Common Shares,
end of period (000)	$ 102,566	$ 113,449	$ 121,574	$ 126,042	$ 124,422	$ 128,455	$ 126,915
Preferred Shares outstanding at liquidation
preference, end of period (000)	$ 62,250	$ 62,250	$ 72,000	$ 72,000	$ 72,000	$ 60,000	$ 60,000
Portfolio turnover	15%	21%	26%	34%	52%	28%	40%
Asset coverage per Preferred Share, end of period	$ 66,194	$ 70,569[7]	$ 67,220[7]	$ 68,769[7]	$ 68,212[7]	$ 78,528[7]	$ 77,885[7]

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Amounts have been recalculated to conform with current
year presentation.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Financial Highlights				BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

	Six Months
	Ended	Period
	January 31,	November 1,
	2009	2007 to July 31,		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.16	$ 15.03	$ 15.45	$ 15.32	$ 15.96	$ 15.94	$ 15.74
Net investment income[1]	0.49	0.70	1.06	1.04	1.08	1.06	1.10
Net realized and unrealized gain (loss)	(0.73)	(0.82)	(0.45)	0.22	(0.54)	0.03	0.15
Dividends to Preferred Shareholders from
net investment income	(0.13)	(0.23)	(0.32)	(0.29)	(0.18)	(0.07)	(0.07)
Net increase (decrease) from investment operations	(0.37)	(0.35)	(0.29)	0.97	0.36	1.02	1.18
Dividends to Common Shareholders from
net investment income	(0.32)	(0.52)	(0.71)	(0.84)	(0.98)	(1.00)	(0.98)
Capital charges with respect to the issuance
of Preferred Shares	—	—	—	—	(0.02)	—	—
Net asset value, end of period	$ 13.47	$ 14.16	$ 15.03	$ 15.45	$ 15.32	$ 15.96	$ 15.94
Market price, end of period	$ 10.61	$ 12.30	$ 13.40	$ 14.67	$ 15.31	$ 15.37	$ 14.69

Total Investment Return[2]
Based on net asset value	(1.89)%[3]	(2.02)%[3]	2.30%	6.64%	2.24%	7.04%	8.26%
Based on market price	(11.04)%[3]	(4.54)%[3]	(3.95)%	1.32%	6.10%	11.85%	12.57%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest
expense and fees[4,5]	1.17%[6]	1.13%[6]	1.12%	1.11%	1.10%	1.00%	1.01%
Total expenses after waiver[5]	1.45%[6]	1.40%[6]	1.55%	1.61%	1.42%	1.19%	1.20%
Total expenses[5]	1.47%[6]	1.42%[6]	1.55%	1.62%	1.42%	1.22%	1.21%
Net investment income[5]	7.32%[6]	6.19%[6]	6.95%	6.84%	6.84%	6.69%	6.83%
Dividends paid to Preferred Shareholders	1.93%[6]	2.05%[6]	2.12%	1.87%	1.13%	0.46%	0.45%
Net investment income to Common Shareholders	5.39%[6]	4.14%[6]	4.83%	4.97%	5.71%	6.23%	6.38%

Supplemental Data
Net assets applicable to Common Shares,
end of period (000)	$ 245,193	$ 257,806	$ 273,593	$ 281,350	$ 278,250	$ 289,695	$ 289,364
Preferred Shares outstanding at liquidation
preference, end of period (000)	$ 144,650	$ 144,650	$ 165,000	$ 165,000	$ 165,000	$ 140,000	$ 140,000
Portfolio turnover	5%	21%	10%	15%	25%	32%	29%
Asset coverage per Preferred Share, end of period	$ 67,380	$ 69,563[7]	$ 66,461[7]	$ 67,638[7]	$ 67,165[7]	$ 76,734[7]	$ 76,674[7]

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Amounts have been recalculated to conform with current year presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

37

Financial Highlights			BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

	Six Months
	Ended	Period
	January 31,	November 1,
	2009	2007 to July 31,		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.23	$ 15.02	$ 15.42	$ 15.07	$ 15.46	$ 15.25	$ 15.14
Net investment income[1]	0.48	0.69	0.96	0.97	0.96	1.03	1.06
Net realized and unrealized gain (loss)	(0.88)	(0.76)	(0.42)	0.36	(0.27)	0.21	0.06
Dividends and distributions to Preferred
Shareholders from:
Net investment income	(0.12)	(0.21)	(0.28)	(0.25)	(0.16)	(0.06)	(0.06)
Net realized gain	(0.01)	(0.01)	(0.00)[2]	—	—	—	(0.00)[2]
Net increase (decrease) from investment operations	(0.53)	(0.29)	0.26	1.08	0.53	1.18	1.06
Dividends and distributions to Common
Shareholders from:
Net investment income	(0.32)	(0.49)	(0.65)	(0.73)	(0.92)	(0.94)	(0.94)
Net realized gain	(0.02)	(0.01)	(0.01)	—	—	—	(0.01)
Total dividends and distributions to
Common Shareholders	(0.34)	(0.50)	(0.66)	(0.73)	(0.92)	(0.94)	(0.95)
Capital charges with respect to the issuance
of Preferred Shares	—	—	—	—	0.00[3]	(0.03)	—
Net asset value, end of period	$ 13.36	$ 14.23	$ 15.02	$ 15.42	$ 15.07	$ 15.46	$ 15.25
Market price, end of period	$ 11.24	$ 12.81	$ 13.70	$ 14.96	$ 14.65	$ 15.16	$ 14.39

Total Investment Return[4]
Based on net asset value	(3.14)%[5]	(1.67)%[5]	2.00%	7.50%	3.49%	7.99%	7.24%
Based on market price	(9.48)%[5]	(2.95)%[5]	(4.10)%	7.28%	2.60%	12.23%	6.02%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest
expense and fees[6,7]	1.18%[8]	1.18%[8]	1.17%	1.15%	1.16%	1.06%	1.03%
Total expenses after waiver[7]	1.38%[8]	1.24%[8]	1.37%	1.59%	1.52%	1.33%	1.29%
Total expenses[7]	1.39%[8]	1.24%[8]	1.37%	1.59%	1.52%	1.35%	1.30%
Net investment income[7]	7.34%[8]	6.18%[8]	6.30%	6.46%	6.21%	6.79%	6.89%
Dividends paid to Preferred Shareholders	1.78%[8]	1.87%[8]	1.81%	1.63%	1.03%	0.42%	0.38%
Net investment income to Common Shareholders	5.56%[8]	4.31%[8]	4.49%	4.83%	5.18%	6.37%	6.51%

Supplemental Data
Net assets applicable to Common Shares,
end of period (000)	$ 117,617	$ 125,233	$ 132,174	$ 135,767	$ 132,622	$ 135,370	$ 133,240
Preferred Shares outstanding at liquidation
preference, end of period (000)	$ 65,700	$ 65,700	$ 73,500	$ 73,500	$ 73,500	$ 73,500	$ 56,000
Portfolio turnover	4%	13%	23%	11%	29%	16%	21%
Asset coverage per Preferred Share, end of period	$ 69,759	$ 72,666[9]	$ 69,965[9]	$ 71,185[9]	$ 70,110[9]	$ 71,050[9]	$ 84,486[9]

1 Based on average shares outstanding.
2 Amount is less than ($0.01) per share.
3 Amount is less than $0.01 per share.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.

6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Do not reflect the effect of dividends to Preferred Shareholders.
8 Annualized.
9 Amounts have been recalculated to conform with current year presentation.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Financial Highlights				BlackRock MuniYield Pennsylvania Insured Fund (MPA)

	Six Months
	Ended	Period
	January 31,	November 1,
	2009	2007 to July 31,		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.30	$ 15.49	$ 15.89	$ 15.57	$ 16.04	$ 15.56	$ 15.34
Net investment income[1]	0.45	0.71	1.01	1.01	1.05	1.08	1.11
Net realized and unrealized gain (loss)	(0.81)	(1.18)	(0.40)	0.36	(0.35)	0.48	0.16
Dividends to Preferred Shareholders from
net investment income	(0.11)	(0.22)	(0.32)	(0.27)	(0.19)	(0.08)	(0.07)
Net increase (decrease) from investment operations	(0.47)	(0.69)	0.29	1.10	0.51	1.48	1.20
Dividends to Common Shareholders from
net investment income	(0.32)	(0.50)	(0.69)	(0.78)	(0.96)	(1.00)	(0.98)
Capital charges with respect to the issuance
of Preferred Shares	—	—	—	(0.00)[2]	(0.02)	—	—
Net asset value, end of period	$ 13.51	$ 14.30	$ 15.49	$ 15.89	$ 15.57	$ 16.04	$ 15.56
Market price, end of period	$ 11.18	$ 12.43	$ 13.67	$ 14.60	$ 14.91	$ 15.61	$ 14.81

Total Investment Return[3]
Based on net asset value	(2.63)%[4]	(4.18)%[4]	2.19%	7.52%	3.16%	10.15%	8.33%
Based on market price	(7.30)%[4]	(5.62)%[4]	(1.85)%	3.16%	1.51%	12.63%	10.07%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly
and excluding interest expense and fees[5,6]	1.14%[7]	1.13%[7]	1.13%	1.13%	1.13%	1.05%	1.07%
Total expenses after waiver and fees
paid indirectly[6]	1.52%[7]	1.48%[7]	1.72%	1.69%	1.69%	1.32%	1.29%
Total expenses[6]	1.56%[7]	1.50%[7]	1.72%	1.70%	1.70%	1.33%	1.30%
Net investment income[6]	6.78%[7]	6.18%[7]	6.44%	6.49%	6.56%	6.89%	7.08%
Dividends paid to Preferred Shareholders	1.65%[7]	1.93%[7]	2.02%	1.76%	1.17%	0.51%	0.47%
Net investment income to Common Shareholders	5.13%[7]	4.25%[7]	4.42%	4.73%	5.39%	6.38%	6.61%

Supplemental Data
Net assets applicable to Common Shares,
end of period (000)	$ 155,119	$ 164,119	$ 177,807	$ 182,402	$ 178,771	$ 183,877	$ 178,337
Preferred Shares outstanding at liquidation
preference, end of period (000)	$ 77,400	$ 77,400	$ 102,000	$ 102,000	$ 102,000	$ 88,000	$ 88,000
Portfolio turnover	5%	24%	35%	25%	42%	41%	41%
Asset coverage per Preferred Share, end of period	$ 75,106	$ 78,018[8]	$ 68,585[8]	$ 69,717[8]	$ 68,827[8]	$ 77,241[8]	$ 75,666[8]

1 Based on average shares outstanding.
2 Amount is less than ($0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.

5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.
8 Prior year amounts have been recalculated to conform with current year presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

39

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (“MuniHoldings
New Jersey Insured”), BlackRock MuniYield Insured Investment Fund
(formerly BlackRock MuniYield Florida Insured Fund) (“MuniYield Insured
Investment”), BlackRock MuniYield Michigan Insured Fund, Inc. (“MuniYield
Michigan Insured”), BlackRock MuniYield New Jersey Insured Fund, Inc.
(“MuniYield New Jersey Insured”) and BlackRock MuniYield Pennsylvania
Insured Fund (“MuniYield Pennsylvania Insured”) (the “Funds” or individ-
ually, as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. MuniHoldings New Jersey Insured,
MuniYield Michigan Insured and MuniYield New Jersey Insured are
organized as Maryland corporations. MuniYield Insured Investment and
MuniYield Pennsylvania Insured are organized as Massachusetts busi-
ness trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The Funds deter-
mine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Trustees or Directors (the
“Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market trans-
actions in comparable investments and information with respect to various relationships between investments. Swap agreements are valued by utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and trades of under-
lying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value (“Fair
Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•Forward Interest Rate Swaps — The Funds may enter into forward interest rate swaps for investment purposes. The Funds may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount.
In a forward interest rate swap, a Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the
Funds are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation
(depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. The Funds generally intend to close each forward interest rate swap before the effective date specified in the agree-
ment and therefore avoid entering into the interest rate swap under-
lying each forward interest rate swap. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associ-
ated with these transactions.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securi-
ties under such conditions only with the intention of actually acquiring

40 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Notes to Financial Statements (continued)

them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchas-
ing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which the Fund has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB
Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Funds include the right of the Funds (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Funds. The TOB may also be terminated with-
out the consent of the Funds upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bonds, a substantial down-
grade in credit quality of the municipal bonds, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bonds or the inabil-
ity to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. The Funds’
transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are pre-
sented in the Fund’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown on the
Statements of Assets and Liabilities as Trust Certificates.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for the trust certificates were as follows:

	Underlying
	Municipal
	Bonds	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates
MuniHoldings New Jersey			2.412% –
Insured	$25,988,960	$14,825,000	3.351%
MuniYield Insured			2.153% –
Investment	$17,756,462	$ 8,490,632	2.830%
MuniYield Michigan			2.242% –
Insured	$30,278,956	$16,190,000	2.630%
MuniYield New Jersey			2.412% –
Insured	$ 9,983,616	$ 5,655,000	3.351%
MuniYield Pennsylvania			1.838% –
Insured	$24,508,800	$11,000,000	2.561%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ invest-
ment income and distributions to Common Shareholders. Also, fluctua-
tions in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset value per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that each Fund segregates assets in connection with certain investments (e.g., swaps), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Funds may also be required to deliver or deposit securities as collateral for certain invest-
ments (e.g., swaps).

SEMI-ANNUAL REPORT

JANUARY 31, 2009

41

Notes to Financial Statements (continued)

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred
Shareholders are accrued and determined as described in Note 5.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for each of the four years ended July 31, 2008. The statutes of limitations on the Funds’
state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Trustees or Directors (“Independent
Trustees”) may defer a portion of their annual complex-wide compensa-
tion. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Trustees.
This has approximately the same economic effect for the Independent
Trustees as if the Independent Trustees had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of the other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses directly related to each Fund are charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appro-
priate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc., to provide investment advisory and administration services. As of January 31, 2009, The PNC Financial Services Group, Inc.
(“PNC”) and Bank of America Corporation (“BAC”) are the largest stock-
holders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of
BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill
Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill
Lynch were considered affiliates of the Funds under the 1940 Act.
Subsequent the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such ser-
vices, each Fund pays the Advisor a monthly fee at an annual rate of
0.50%, except MuniHoldings New Jersey Insured, which is 0.55%, of each Fund’s average daily net assets. Average daily net assets is the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

The Advisor has voluntarily agreed to waive its advisory fee on the pro-
ceeds of Preferred Shares and TOBs that exceed 35% of the average daily net assets of MuniHoldings New Jersey Insured. For the six months ended January 31, 2009, the Advisor waived $168,191, which is included in fees waived by advisor on the Statements of Operations.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown on the Statements of Operations as fees waived by advisor. For the six months ended January 31, 2009, the amounts were as follows:

42 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Notes to Financial Statements (continued)

Fees Waived
by Advisor
MuniHoldings New Jersey Insured	$14,577
MuniYield Insured Investment	$17,308
MuniYield Michigan Insured	$22,858
MuniYield New Jersey Insured	$ 6,899
MuniYield Pennsylvania Insured	$30,430

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Advisor.

For the six months ended January 31, 2009, each Fund reimbursed the
Advisor for certain accounting services in the following amounts, which are included in accounting services on the Statements of Operations:

Amount
MuniHoldings New Jersey Insured	$4,380
MuniYield Insured Investment	$1,634
MuniYield Michigan Insured	$3,499
MuniYield New Jersey Insured	$1,838
MuniYield Pennsylvania Insured	$2,243

Certain officers and/or directors/trustees or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief
Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2009 were as follows:

	Purchases	Sales
MuniHoldings New Jersey Insured	$26,041,045	$33,063,956
MuniYield Insured Investment	$25,633,174	$34,918,395
MuniYield Michigan Insured	$19,269,152	$60,921,401
MuniYield New Jersey Insured	$ 7,953,481	$15,794,629
MuniYield Pennsylvania Insured	$11,915,802	$41,579,281

4. Concentration, Market and Credit Risk:

Each Fund invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see each Fund’s
Schedule of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in each
Fund’s Statement of Assets and Liabilities.

5. Capital Share Transactions:

Common Shares

MuniYield Insured Investment and MuniYield Pennsylvania Insured
are authorized to issue an unlimited number of Common Shares of beneficial interest, par value $0.10 per share together with 1,000,000
Preferred Shares of beneficial interest, par value of $0.05 per share.
The Funds’ Board is authorized, however, to classify and reclassify any unissued shares of capital shares without approval of Common
Shareholders.

MuniHoldings New Jersey Insured, MuniYield Michigan Insured and
MuniYield New Jersey Insured are authorized to issue 200,000,000 shares, including Preferred Shares, par value $0.10 per share or $0.05 per share, all of which were initially classified as Common Shares. The
Funds’ Board is authorized, however, to classify and reclassify any unissued shares of capital shares without approval of Common
Shareholders.

For MuniHoldings New Jersey Insured, shares issued and outstanding during the six months ended January 31, 2009 and the year ended July
31, 2008 remained constant.

For MuniYield Insured Investment, MuniYield Michigan Insured, MuniYield
New Jersey Insured and MuniYield Pennsylvania Insured, shares issued and outstanding during the six months ended January 31, 2009, the period November 1, 2007 to July 31, 2008 and the year ended October
31, 2007 remained constant.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

43

Notes to Financial Statements (continued)

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at its liquidation prefer-
ence per share plus any accumulated unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemp-
tion at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composi-
tion of the assets and liabilities of a Fund, as set forth in each Fund’s
Statement of Preferences/Articles of Incorporation, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class.
However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Fund. In addi-
tion, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an invest-
ment company.

The Funds had the following series of Preferred Shares outstanding and effective yields as of January 31, 2009:

MuniHoldings New Jersey Insured
	Shares	Yields
Series A	1,184[1]	0.655%
Series B	1,184[1]	0.716%
Series C	2,089[1]	0.731%
Series D	1,636[1]	0.746%
Series E	975[1]	0.716%

MuniYield Insured Investment
	Shares	Yields
Series A	2,075[1]	0.655%
Series B	415[2]	1.778%

MuniYield Michigan Insured
	Shares	Yields
Series A	1,753[1]	0.731%
Series B	1,753[1]	0.716%
Series C	1,403[1]	0.746%
Series D	877[2]	1.695%

MuniYield New Jersey Insured
	Shares	Yields
Series A	2,002[1]	0.716%
Series B	626[2]	1.751%

MuniYield Pennsylvania Insured
	Shares	Yields
Series A	1,214[1]	0.655%
Series B	1,457[1]	0.731%
Series C	425[2]	1.751%

1 The maximum applicable rate on this series of Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.
2 The maximum applicable rate on this series of Preferred Shares is the higher of 110% plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Each Fund’s series of Preferred Shares have a reset frequency of seven days. Dividends on seven-day Preferred Shares are cumulative at a rate that is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the affected Fund is required to pay the maximum applicable rate on the
Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is footnoted as appli-
cable on the above chart. The low, high and average dividend rates on the Preferred Shares for each Fund for the six months ended
January 31, 2009 were as follows:

MuniHoldings New Jersey Insured
	Low	High	Average
Series A	0.594%	10.205%	3.123%
Series B	0.594%	12.261%	3.112%
Series C	0.594%	11.347%	3.094%
Series D	0.640%	12.565%	3.126%
Series E	0.594%	11.728%	3.084%

MuniYield Insured Investment
	Low	High	Average
Series A	0.594%	10.205%	3.081%
Series B	1.682%	12.523%	3.862%

MuniYield Michigan Insured
	Low	High	Average
Series A	0.594%	11.347%	3.099%
Series B	0.594%	11.728%	3.142%
Series C	0.640%	12.565%	3.128%
Series D	1.640%	10.377%	3.928%

44 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Notes to Financial Statements (continued)

MuniYield New Jersey Insured
	Low	High	Average
Series A	0.594%	11.728%	3.095%
Series B	1.640%	12.246%	3.848%

MuniYield Pennsylvania Insured
	Low	High	Average
Series A	0.594%	10.205%	3.113%
Series B	0.594%	11.347%	3.094%
Series C	1.640%	12.246%	3.905%

For the six months ended January 31, 2009, the Preferred Shares of each Fund failed to clear any of their auctions. As a result, the Preferred
Share dividend rates were reset to the maximum applicable rate, which ranged from 0.594% to 12.565% . A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of the
Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate Preferred Shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for each
Fund’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

A Fund may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

Prior to December 22, 2008, the Funds paid commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. As of December 22,
2008, commissions paid to broker-dealers on preferred shares that experienced a failed auction were reduced to 0.15% on the aggregate principal amount. The Funds will continue to pay commissions of 0.25%
on the aggregate principal amount of all shares that successfully clear their auctions. Merrill Lynch, Pierce, Fenner & Smith Incorporated
(“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, earned com-
missions for the period August 1, 2008 through December 31, 2008 as follows. Subsequent to that date, neither MLPF&S or Merrill Lynch are considered affiliates of the Funds.

Commissions
MuniHoldings New Jersey Insured	$ 231,521
MuniYield Insured Investment	$ 95,353
MuniYield Michigan Insured	$ 174,537
MuniYield New Jersey Insured	$ 93,868
MuniYield Pennsylvania Insured	$ 124,097

Shares issued and outstanding during the six months ended January 31, 2009 remained constant.

During the year ended July 31, 2008, the Funds announced the follow-
ing redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

MuniHoldings	Redemption	Shares to be	Aggregate
New Jersey Insured	Date	Redeemed	Price
Series A	6/24/2008	176	$ 4,400,000
Series B	6/27/2008	176	$ 4,400,000
Series C	6/25/2008	311	$ 7,775,000
Series D	6/26/2008	244	$ 6,100,000
Series E	6/23/2008	145	$ 3,625,000

MuniYield	Redemption	Shares to be	Aggregate
Insured Investment	Date	Redeemed	Price
Series A	6/24/2008	325	$ 8,125,000
Series B	6/26/2008	65	$ 1,625,000

MuniYield	Redemption	Shares to be	Aggregate
Michigan Insured	Date	Redeemed	Price
Series A	6/25/2008	247	$ 6,175,000
Series B	6/23/2008	247	$ 6,175,000
Series C	6/26/2008	197	$ 4,925,000
Series D	6/24/2008	123	$ 3,075,000

MuniYield	Redemption	Shares to be	Aggregate
New Jersey Insured	Date	Redeemed	Price
Series A	6/23/2008	238	$ 5,950,000
Series B	6/27/2008	74	$ 1,850,000

MuniYield	Redemption	Shares to be	Aggregate
Pennsylvania Insured	Date	Redeemed	Price
Series A	6/24/2008	386	$ 9,650,000
Series B	6/25/2008	463	$11,575,000
Series C	6/27/2008	135	$ 3,375,000

6. Capital Loss Carryforward: As of July 31, 2008, certain Funds had a capital loss carryforward available to offset future realized capital gains through the indicated year of expiration:

		MuniYield
	MuniHoldings	Insured	MuniYield
	New Jersey	Investment	Michigan
Expires July 31,	Insured	Fund	Insured
2009	$22,843,109	—	—
2010	—	—	$1,124,652
2011	235,894	—	—
2012	—	$2,081,725	3,953,220
2016	—	659,619	1,689,814
Total	$23,079,003	$2,741,344	$6,767,686

SEMI-ANNUAL REPORT

JANUARY 31, 2009

45

Notes to Financial Statements (concluded)

7. Restatement Information (For MuniYield Michigan
Insured):

Subsequent to the initial issuance of MuniYield Michigan Insured’s
October 31, 2006 financial statements, the Fund determined that the criteria for sale accounting in FAS 140 had not been met for certain transfers of municipal bonds and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for each of the three years in the period ended October 31, 2005 have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Financial Highlights for MuniYield Michigan Insured
Years Ended October 31, 2005, 2004 and 2003

	2005		2004		2003
	Previously		Previously		Previously
	Reported	Restated	Reported Restated		Reported Restated
Total expenses
after waiver[5]	1.10%	1.42%	1.00%	1.19%	1.01%	1.20%
Total expenses[5]	1.10%	1.42%	1.02%	1.22%	1.03%	1.21%
Portfolio turnover	30.16%	25%	36.63%	32%	33.39%	29%

5 Do not reflect the effect of dividends to Preferred Shareholders.

8. Subsequent Events: The Funds paid a net investment income dividend in the following amounts per share on March 2, 2009 to shareholders of record on February 13, 2009:

Common
Dividend
Per Share
MuniHoldings New Jersey Insured	$ 0.0530
MuniYield Insured Investment	$ 0.0535
MuniYield Michigan Insured	$ 0.0540
MuniYield New Jersey Insured	$ 0.0540
MuniYield Pennsylvania Insured	$ 0.0530

The dividends declared on Preferred Shares for the period February 1, 2009 to February 28, 2009 for the Funds were as follows:

	Series	Dividend Declared
MuniHoldings New Jersey Insured	A	$16,723
	B	$17,379
	C	$29,526
	D	$24,057
	E	$13,876

MuniYield Insured Investment	A	$29,308
	B	$14,302

MuniYield Michigan Insured	A	$24,777
	B	$24,948
	C	$20,642
	D	$29,783

MuniYield New Jersey Insured	A	$28,492
	B	$21,574

MuniYield Pennsylvania Insured	A	$17,147
	B	$20,594
	C	$14,647

46 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Officers and Directors/Trustees

Richard E. Cavanagh, Chairman of the Board and Director/Trustee
Karen . Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director/Trustee
G. Nicholas Beckwith, III, Director/Trustee
Richard S. Davis, Fund President[1] and Director/Trustee
Kent Dixon, Director/Trustee
Frank J. Fabozzi, Director/Trustee
Kathleen F. Feldstein, Director/Trustee
James T. Flynn, Director/Trustee
Henry Gabbay, Director/Trustee
Jerrold B. Harris, Director/Trustee
R. Glenn Hubbard, Director/Trustee
W. Carl Kester, Director/Trustee
Donald C. Burke, Fund President[2] and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

[1] Fund President of BlackRock MuniYield Insured Investment Fund and BlackRock
MuniYield Pennsylvania Insured Fund

[2] Fund President for BlackRock MuniHoldings New Jersey Insured Fund, Inc.,
BlackRock MuniYield Michigan Insured Fund, Inc. and BlackRock MuniYield New
Jersey Insured Fund, Inc.

BlackRock MuniYield Pennsylvania Insured Fund

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent Auction Agent
Common Shares: Preferred Shares:
Computershare Trust BNY Mellon Shareowner Services
Company, N.A. Jersey City, NJ 07310
Providence, RI 02940

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
BlackRock MuniYield Insured Investment Fund
BlackRock MuniYield Michigan Insured Fund, Inc.
BlackRock MuniYield New Jersey Insured Fund, Inc.

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent and Auction Agent
Common Shares and Preferred Shares:
BNY Mellon Shareowner Services
Jersey City, NJ 07310

For All Funds:

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director/Trustee of the Funds. The Board wishes Mr. Salomon well in his retirement.

SEMI-ANNUAL REPORT JANUARY 31, 2009 47

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008 to elect director/trustee nominees of each Fund/Trust:

Approved the Directors/Trustees as follows:
	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniHoldings New Jersey
Insured Fund, Inc.	19,165,778	943,880	19,160,014	949,644	19,143,575	966,083
BlackRock MuniYield Insured Investment
Fund	7,339,151	464,982	7,336,151	467,982	7,348,020	456,113
BlackRock MuniYield Michigan Insured
Fund, Inc.	16,174,236	840,544	16,172,632	842,148	16,173,497	841,283
BlackRock MuniYield New Jersey Insured
Fund, Inc.	8,026,547	202,984	8,025,169	204,362	8,026,178	203,353
BlackRock MuniYield Pennsylvania
Insured Fund	10,705,364	372,929	10,701,363	376,930	10,704,985	373,308

	W. Carl Kester		Robert S. Salomon, Jr.		Richard S. Davis
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniHoldings New Jersey
Insured Fund, Inc.	5,054[1]	1,732[1]	19,158,623	951,035	19,153,934	955,724
BlackRock MuniYield Insured Investment
Fund	2,167[1]	0[1]	7,339,151	464,982	7,348,020	456,113
BlackRock MuniYield Michigan Insured
Fund, Inc.	5,346[1]	389[1]	16,173,083	841,697	16,181,223	833,557
BlackRock MuniYield New Jersey Insured
Fund, Inc.	1,666[1]	613[1]	8,026,169	203,362	8,024,598	204,933
BlackRock MuniYield Pennsylvania
Insured Fund	2,788[1]	246[1]	10,700,300	377,993	10,705,364	372,929

	Frank J. Fabozzi		James T. Flynn		Karen P. Robards
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniHoldings New Jersey
Insured Fund, Inc.	5,054[1]	1,732[1]	19,133,505	976,153	19,170,085	939,573
BlackRock MuniYield Insured Investment
Fund	2,167[1]	0[1]	7,345,020	459,113	7,348,020	456,113
BlackRock MuniYield Michigan Insured
Fund, Inc.	5,346[1]	389[1]	16,175,897	838,883	16,177,074	837,706
BlackRock MuniYield New Jersey Insured
Fund, Inc.	1,666[1]	613[1]	8,024,539	204,992	8,028,177	201,354
BlackRock MuniYield Pennsylvania
Insured Fund	2,788[1]	246[1]	10,699,313	378,980	10,703,211	375,082

[1] Voted on by holders of Preferred Shares only.

48 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Additional Information (continued)

Proxy Results (concluded)

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniHoldings New Jersey
Insured Fund, Inc.	19,183,246	926,412	19,127,496	982,162	19,161,767	947,891
BlackRock MuniYield Insured Investment
Fund	7,348,020	456,113	7,336,151	467,982	7,348,020	456,113
BlackRock MuniYield Michigan Insured
Fund, Inc.	16,180,873	833,907	16,167,456	847,324	16,179,503	835,277
BlackRock MuniYield New Jersey Insured
Fund, Inc.	8,028,177	201,354	8,028,177	201,354	8,028,178	201,353
BlackRock MuniYield Pennsylvania
Insured Fund	10,703,314	374,979	10,698,360	379,933	10,704,964	373,329

	Jerrold B. Harris
		Votes
	Votes For	Withheld
BlackRock MuniHoldings New Jersey
Insured Fund, Inc.	19,183,246	926,412
BlackRock MuniYield Insured Investment
Fund	7,339,151	464,982
BlackRock MuniYield Michigan Insured
Fund, Inc.	16,175,023	839,757
BlackRock MuniYield New Jersey Insured
Fund, Inc.	8,028,178	201,353
BlackRock MuniYield Pennsylvania
Insured Fund	10,700,863	377,430

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month.

As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the
Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

49

Additional Information (continued)

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the

SEC’s Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’
electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s invest-
ment experience during the year and may be subject to changes based on the tax regulations. Each Fund will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

		Total Fiscal Year-to-Date				Percentage of Fiscal Year-to-Date
	Cumulative Distributions by Character				Cumulative Distributions by Character

	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
BlackRock MuniYield Insured Investment Fund	$0.329	—	—	$0.329	100%	0%	0%	100%
BlackRock MuniYield New Jersey Insured Fund, Inc	$0.324	$0.017	—	$0.341	95%	5%	0%	100%

50 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Additional Information (concluded) Board Approvals

On September 12, 2008, the Board of Directors of the Funds voted unanimously to change certain investment guidelines of the Funds. Under normal market conditions, the Funds are required to invest at least 80%
of their total assets in municipal bonds either (i) insured under an insur-
ance policy purchased by the Funds or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party.
Historically, the Funds have had an additional non-fundamental invest-
ment policy limiting its purchase of insured municipal bonds to those bonds insured by insurance providers with claims-paying abilities rated
AAA or Aaa at the time of investment.

Following the onset of the credit and liquidity crises currently troubling the financial markets, the applicable rating agencies lowered the claims-
paying ability rating of most of the municipal bond insurance providers below the highest rating category. As a result, the Advisor recommended, and the Board approved, an amended policy with respect to the pur-
chase of insured municipal bonds that such bonds must be insured by insurance providers or other entities with claims-paying abilities rated at least investment grade. This investment grade restriction is measured at the time of investment, and the Funds will not be required to dispose of municipal bonds they hold in the event of subsequent downgrades.
The approved changes do not alter the Funds’ investment objectives.

In addition, on September 12, 2008, the Board of Directors of
BlackRock MuniYield Florida Insured Fund voted unanimously to change a non-fundamental investment policy of the Fund, and to rename the
Fund “BlackRock MuniYield Insured Investment Fund.” The Fund’s previ-
ous non-fundamental investment policy required the Fund, under normal market conditions, to invest at least 80% of its assets in Florida municipal bonds insured by insurers with claims-paying abilities rated AAA at time of investment. Due to the repeal of the Florida Intangible Personal Property
Tax as of January 2007, the Board has approved an amended policy allowing the Fund flexibility to invest in municipal obligations regardless of geographic location, as well as revising the policy with respect to the claims-paying ability rating adopted by the Fund. The Fund's new investment policy is, under normal market conditions, to invest at least
80% of its assets in municipal bonds insured by insurers or other entities with claims-paying abilities rated at least investment grade at time of investment. The approved changes will not alter the Fund’s investment objective.

Under current market conditions, the Advisor anticipates that it will gradually reposition the BlackRock MuniYield Insured Investment Fund’s portfolio over time and that during such period, the Fund may continue to hold a substantial portion of its assets in Florida municipal bonds. At this time, it is uncertain how long the repositioning may take, and the
Fund will continue to be subject to risks associated with investing a significant portion of its assets in Florida municipal bonds until the repositioning is complete.

The Advisor and the Board believe the amended policies will allow the
Advisor to better manage the Funds’ portfolios in the best interests of the
Funds’ shareholders and to better meet the Funds' investment objectives.

Effective September 13, 2008, following approval by the Funds’ Board and the applicable ratings agencies, the Board amended the terms of the Funds’ Statement of Preferences/Articles of Incorporation in order to allow the Funds to enter into TOB transactions, the proceeds of which were used to redeem a portion of the Funds’ Preferred Shares.
Accordingly, the definition of Inverse Floaters was amended to incorporate the Funds’ permissible ratio of floating rate instruments into inverse float-
ing rate instruments. Additionally, confirming changes and certain formula modifications concerning inverse floaters were made to the definitions of Moody’s Discount Factor and S&P Discount Factor, as applicable, to integrate the Funds’ investments in TOBs into applicable calculations.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

51

This report is transmitted to shareholders only. It is not a prospec-
tus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common
Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred
Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders.
Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the Secu-
rities and Exchange Commission’s website at http://www.sec.gov.
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

BlackRock MuniYield Insured Investment Fund

BlackRock MuniYield Michigan Insured Fund, Inc.

BlackRock MuniYield New Jersey Insured Fund, Inc.

BlackRock MuniYield Pennsylvania Insured Fund

100 Bellevue Parkway

Wilmington, DE 19809

#MHMYINS6-1/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – as of January 31, 2009
(a) Not Applicable
(b) Effective December 8, 2008, Mr. Fred K. Stuebe, a portfolio manager of the Fund identified in response to paragraph (a) of this item in the Fund’s most recent annual report, has resigned from the
Adviser. As of January 31, 2009, BlackRock MuniYield New Jersey Insured Fund, Inc. is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at
BlackRock, Walter O’Connor, Managing Director at BlackRock and F. Howard Downs, Director at
BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Each is jointly responsible for the day-to-day management of the Fund’s portfolio, which includes setting the Fund’s overall investment strategy, overseeing the management of the Fund and/or selection of its investments.
Messrs. Jaeckel and O’Connor have been members of the Fund’s portfolio management team since 2006.
Mr. Downs has been a member of the Fund’s portfolio since 2008.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director
(Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from
2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with
BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director
(Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Downs has been a Director of BlackRock since 2004 and a Vice President thereof since 1999. He has been with BlackRock since 1999.

(a)(2) As of January 31, 2009:

	(ii) Number of Other Accounts Managed			(iii) Number of Other Accounts and
	and Assets by Account Type			Assets for Which Advisory Fee is
					Performance-Based

	Other	Other Pooled		Other	Other Pooled
(i) Name of	Registered	Investment	Other	Registered	Investment	Other
Portfolio Manager	Investment	Vehicles	Accounts	Investment	Vehicles	Accounts
	Companies			Companies

Theodore R. Jaeckel, Jr.	77	0	0	0	0	0

	$16.57 Billion	$0	$0	$0	$0	$0

Walter O’Connor	77	0	0	0	0	0

	$16.57 Billion	$0	$0	$0	$0	$0

F. Howard Downs	9	4	31	0	0	0

	$1.60 Billion	$110.4 Million	$1.022 Billion	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale
BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of
BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted
that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When
BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end,
BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of January 31, 2009:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources.
Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and
Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of
BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and
BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g.,
Barclays Capital Municipal Bond Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and
BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc.
restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc.
common stock. Messrs. Jaeckel, O’Connor and Downs have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Jaeckel, O’Connor and Downs have each participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Downs has been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement
Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of January 31, 2009, none of Mr. Jaeckel, Mr. O’Connor or
Mr. Downs beneficially owned any stock issued by the Fund.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: March 25, 2009